As filed with the Securities and Exchange Commission on February 27, 2015

1933 Act File No. 333-184477
1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	27	☒
(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

405 Lexington Avenue, 55th Floor
New York, New York 10174
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:
855-609-3680

Stone Ridge Trust
405 Lexington Avenue, 55th Floor
New York, New York 10174
(Name and Address of Agent for Service)

Copies of Communication To:
Elizabeth J. Reza
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
February 28, 2015
Stone Ridge Asset Management LLC
Funds For Long-Term Investors Seeking To Invest In:

Domestic Large Cap Securities

Stone Ridge U.S. Large Cap Variance Risk Premium Fund
(Formerly, Stone Ridge U.S. Variance Risk Premium Fund)
Share Class	Ticker Symbol
Class I	VRLIX
Class M	VRLMX

Domestic Small Cap Securities

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Share Class	Ticker Symbol
Class I	VRSIX
Class M	VRSMX

Domestic Securities

Stone Ridge U.S. Variance Risk Premium Master Fund
(Formerly, Stone Ridge U.S. Master Variance Risk Premium Fund)
Share Class	Ticker Symbol
Class I	VRPIX
Class M	VRPMX

Developed Markets Securities

Stone Ridge International Developed Markets Variance Risk Premium Fund
Share Class	Ticker Symbol
Class I	VRFIX
Class M	VRFMX

Emerging Markets Securities

Stone Ridge Emerging Markets Variance Risk Premium Fund
Share Class	Ticker Symbol
Class I	VRMIX
Class M	VRMMX

International Securities

Stone Ridge International Variance Risk Premium Master Fund
(Formerly, Stone Ridge International Master Variance Risk Premium Fund)
Share Class	Ticker Symbol
Class I	VRIIX
Class M	VRIMX

International & Domestic Securities

Stone Ridge Global Equity Variance Risk Premium Master Fund
Share Class	Ticker Symbol
Class I	VRGIX
Class M	VRGMX

This Prospectus describes Class I shares and Class M shares of the above-listed funds (each a “Fund” and, together, the “Funds”). The Funds are generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Funds’ investment adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. The Funds do not charge sales commissions or loads.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

This Prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

Table Of Contents - Prospectus

FUND SUMMARIES

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Investment Objective

The Stone Ridge U.S. Large Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	0.37%	0.37%
Total Annual Fund Operating Expenses	1.62%	1.77%
Expense (Waiver/Reimbursement)/Recovery(1)	0.02%	0.02%
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	1.64%	1.79%

(1)
Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement; the effect of such recovery is reflected above. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$167	$513	$883	$1,924
Class M Shares	$182	$559	$961	$2,085

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 97.63% of the average value of its portfolio.

Table Of Contents - Prospectus

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. large cap securities. The Adviser considers U.S. large cap securities to include the securities of U.S. large cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. large cap companies. For purposes of the Fund’s investment strategy, the Adviser currently considers large cap companies to include those companies that, at the time of purchase, have market capitalizations larger than the 1,000th largest U.S. publicly traded company. The smallest company that is within the Adviser’s definition of large cap companies had a market capitalization of $3.247 billion as of February 25, 2015. The market capitalization of the smallest large cap company will fluctuate over time. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. large cap securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF, or index, depending on the terms of the option.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement.

Table Of Contents - Prospectus

The Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Fund may at times write options on equities, ETFs, and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Table Of Contents - Prospectus

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

Table Of Contents - Prospectus

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

Accordingly, when the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurances that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Table Of Contents - Prospectus

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Larger Company Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Borrowing Risk. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Table Of Contents - Prospectus

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by the Fund would bear adversely on Stone Ridge U.S. Variance Risk Premium Master Fund’s and Stone Ridge Global Equity Variance Risk Premium Master Fund’s qualification as RICs.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance.

Best Quarter	Worst Quarter
Q2 2014 3.36%	Q3 2014 0.66%

Table Of Contents - Prospectus

Average Annual Total Returns for the periods ended December 31, 2014
	One Year	Since Inception (5/1/2013)
Class I Shares
Return Before Taxes	6.41%	10.09%
Return After Taxes on Distributions	4.29%	7.63%
Return After Taxes on Distributions and Sale of Fund Shares	4.41%	7.04%
Class M Shares
Return Before Taxes	6.12%	9.85%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%	0.05%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers other than Mr. Lu has been with the Fund since its inception. Mr. Lu has been with the Fund since June 2014.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Investment Objective

The Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses	1.60%	1.75%
Expense (Waiver/Reimbursement)/Recovery(1)	0.02%	0.02%
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	1.62%	1.77%

(1)
Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement; the effect of such recovery is reflected above. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$165	$507	$873	$1,902
Class M Shares	$180	$553	$951	$2,064

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 34.92% of the average value of its portfolio.

Table Of Contents - Prospectus

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. small cap securities. The Adviser considers U.S. small cap securities to include the securities of U.S. small cap companies as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. small cap companies. For purposes of the Fund’s investment strategy, the Adviser currently considers small cap companies to include those companies that, at the time of purchase, have market capitalizations smaller than the 1,000th largest U.S. publicly traded company. The largest company that is within the Adviser’s definition of small cap companies had a market capitalization of $3.227 billion as of February 25, 2015. The market capitalization of the largest small cap company will fluctuate over time. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. small cap securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF, or index, depending on the terms of the option.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement.

Table Of Contents - Prospectus

The Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. Treasuries; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Fund may at times write options on equities, ETFs, and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Table Of Contents - Prospectus

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

Table Of Contents - Prospectus

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

Accordingly, when the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurances that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Table Of Contents - Prospectus

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Borrowing Risk. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Table Of Contents - Prospectus

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by the Fund would bear adversely on Stone Ridge U.S. Variance Risk Premium Master Fund’s and Stone Ridge Global Equity Variance Risk Premium Master Fund’s qualification as RICs.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance.

Best Quarter	Worst Quarter
Q4 2014 2.02%	Q3 2014 (1.04)%

Table Of Contents - Prospectus

Average Annual Total Returns for the periods ended December 31, 2014
	One Year	Since Inception (5/1/2013)
Class I Shares
Return Before Taxes	2.03%	8.09%
Return After Taxes on Distributions	0.96%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	1.63%	5.69%
Class M Shares
Return Before Taxes	1.83%	7.91%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%	0.05%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund shares” is higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers other than Mr. Lu has been with the Fund since its inception. Mr. Lu has been with the Fund since June 2014.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

Stone Ridge U.S. Variance Risk Premium Master Fund

Investment Objective

The Stone Ridge U.S. Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses(1)	1.63%	1.63%
Total Annual Fund Operating Expenses	1.76%	1.91%

(1)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which it invests.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$179	$554	$954	$2,073
Class M Shares	$194	$600	$1,032	$2,233

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 6.46%.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

Table Of Contents - Prospectus

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as an Underlying Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to U.S. large cap securities or U.S. small cap securities. The Adviser considers U.S. large cap securities and U.S. small cap securities to include the securities of U.S. large cap companies or U.S. small cap companies, as the case may be, as well as exchange traded funds (“ETFs”) and indices providing exposure to the securities of U.S. companies or U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options related to U.S. large cap securities or U.S. small cap securities. Currently, the Adviser allocates approximately two-thirds (2/3) of the Fund’s assets to the U.S. Large Cap Variance Risk Premium Fund and approximately one-third (1/3) of the Fund’s assets to the U.S. Small Cap Variance Risk Premium Fund. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ETF, or index, depending on the terms of the option.

When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement.

Table Of Contents - Prospectus

An Underlying Fund will invest in government obligations (including U.S. Treasury securities with remaining maturities of one year or less), as well as equities and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ETFs, government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ETFs, and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this Prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts between the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap issuers. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by one Underlying Fund are higher than the fees paid by the other Underlying Fund. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Table Of Contents - Prospectus

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

Table Of Contents - Prospectus

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

Accordingly, when an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Table Of Contents - Prospectus

Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurances that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage. Therefore, the Underlying Funds and the Fund are subject to leveraging risk. Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have. The value of an investment in an Underlying Fund and, therefore, the Fund will be more volatile and other risks tend to be compounded if and to the extent the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Larger Company Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods. The U.S. Large Cap Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large capitalization companies. In consequence, that Fund may have substantial exposure to stocks of large capitalization companies.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies. In consequence, that Fund may have substantial exposure to smaller companies.

Table Of Contents - Prospectus

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Borrowing Risk. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. An Underlying Fund bears the risk of investments made with the cash collateral received by the Underlying Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although an Underlying Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. The Fund and each Underlying Fund are classified as “non-diversified” funds under the 1940 Act. Accordingly, the Underlying Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that an Underlying Fund invests a higher percentage of its assets in the securities of a single issuer, the Underlying Fund and the Fund are subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Table Of Contents - Prospectus

Tax Risk. The Fund and each Underlying Fund in which it invests intend to qualify for treatment as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s and each Underlying Funds’ investment strategies will potentially be limited by their intention to qualify for treatment as RICs. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance. Past performance (before and after taxes) is not an indication of future performance.

Best Quarter	Worst Quarter
Q2 2014 2.73%	Q3 2014 0.08%

Average Annual Total Returns for the periods ended December 31, 2014
	One Year	Since Inception (5/22/2013)
Class I Shares
Return Before Taxes	4.83%	8.69%
Return After Taxes on Distributions	2.54%	6.45%
Return After Taxes on Distributions and Sale of Fund Shares	3.86%	6.04%
Class M Shares
Return Before Taxes	4.69%	8.56%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03%	0.05%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund shares” is higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Table Of Contents - Prospectus

Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers other than Mr. Lu has been with the Fund since its inception. Mr. Lu has been with the Fund since June 2014.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

Stone Ridge International Developed Markets Variance Risk Premium Fund

Investment Objective

The Stone Ridge International Developed Markets Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees(1)	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(2)	0.91%	0.95%
Acquired Fund Fees and Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	2.24%	2.43%
Expense (Waiver/Reimbursement)/Recovery(3)	(0.41)%	(0.45)%
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	1.83%	1.98%

(1)	“Management Fees” include the management fees, if any, paid by the Fund’s Subsidiary.
(2)	“Other Expenses” shown have been annualized.
(3)
Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding direct or indirect (through the Fund’s Subsidiary): brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees (but not excluding Subsidiary fees), taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.75% for Class I shares and 1.90% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$186	$661	$1,163	$2,543
Class M Shares	$201	$715	$1,255	$2,732

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from February 11, 2014 (the Fund’s inception date) through October 31, 2014, the Fund’s portfolio turnover rate was 70.35% of the average value of its portfolio.

Table Of Contents - Prospectus

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option -- to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) call and put options related to developed markets securities. The Adviser considers developed markets securities to include the securities of developed markets issuers as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to the securities of developed markets issuers. For purposes of the Fund’s investment strategy, the Adviser currently considers developed markets to include any country represented in the MSCI World Index, except the U.S. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on developed markets securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., the Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse). In some markets, the amount of margin posted on behalf of the Fund can be as much as 30% of the notional amount of the option.

Table Of Contents - Prospectus

The Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund’s securities may be denominated in foreign currencies. The Fund may, but is not obligated to, hedge the Fund’s foreign currency exposure relative to the dollar. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Fund may at times write options on equities, ADRs, ETFs, and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund’s assets may be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiary, like the Fund, is expected to write call and put options related to developed markets securities.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

Table Of Contents - Prospectus

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

For certain non-U.S. options, the Fund (directly or through its Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with the Fund’s custodian, the Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Table Of Contents - Prospectus

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

Accordingly, when the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Table Of Contents - Prospectus

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurances that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). The Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit the Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Fund’s assets held in foreign countries.

If the Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Table Of Contents - Prospectus

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk.

In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary will not be registered as an investment company under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although the Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Table Of Contents - Prospectus

Borrowing Risk. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by the Fund would bear adversely on Stone Ridge International Variance Risk Premium Master Fund’s and Stone Ridge Global Equity Variance Risk Premium Master Fund’s qualification as RICs.

Performance

This section normally contains a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for year-to-year and by showing how the Fund’s average annual returns for a specified period compare with those of a broad-based market index. Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers other than Mr. Lu has been with the Fund since its inception. Mr. Lu has been with the Fund since June 2014.

Table Of Contents - Prospectus

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

Stone Ridge Emerging Markets Variance Risk Premium Fund

Investment Objective

The Stone Ridge Emerging Markets Variance Risk Premium Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees(1)	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(2)	1.16%	1.44%
Total Annual Fund Operating Expenses	2.41%	2.84%
Expense (Waiver/Reimbursement)/Recovery (3)	(0.61)%	(0.89)%
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	1.80%	1.95%

(1)	“Management Fees” include the management fees, if any, paid by the Fund’s Subsidiary.
(2)	“Other Expenses” shown have been annualized.
(3)
Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding direct or indirect (through the Fund’s Subsidiary): brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees (but not excluding Subsidiary fees), taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.80% for Class I shares and 1.95% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$183	$693	$1,230	$2,700
Class M Shares	$198	$796	$1,420	$3,102

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from February 11, 2014 (the Fund’s inception date) through October 31, 2014, the Fund’s portfolio turnover rate was 229.94% of the average value of its portfolio.

Table Of Contents - Prospectus

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In managing the Fund, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option -- to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, the Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Fund under the derivatives contract. By providing this risk transfer service, the Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Fund seeks to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing an investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Fund the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of the Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Fund’s investments.

The Fund typically pursues its investment objective by writing (selling) call and put options related to emerging markets securities. The Adviser considers emerging markets securities to include the securities of emerging markets issuers as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to the securities of emerging markets issuers. For purposes of the Fund’s investment strategy, the Adviser currently considers emerging markets to include any country represented in the MSCI Emerging Markets Index. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on emerging markets securities.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, the Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, the Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, the Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When the Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., the Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., the Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse). In some markets, the amount of margin posted on behalf of the Fund can be as much as 30% of the notional amount of the option.

The Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Fund’s option writing strategy. The Fund’s securities may be denominated in foreign currencies. The Fund may, but is not obligated to, hedge the Fund’s foreign currency exposure relative to the dollar. Typically, the Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Fund may use any liquid assets as cover or margin. The Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Fund does not have a short position (so-called “naked” call or put options). At times the Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Fund may at times write options on equities, ADRs, ETFs, and indices with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

Table Of Contents - Prospectus

The Fund’s assets may be invested in a wholly-owned and controlled subsidiary (the “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. The Subsidiary, like the Fund, is expected to write call and put options related to emerging markets securities.

The Fund also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Fund to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Fund’s investment strategy, but there is no assurance that the Fund will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s shares will fluctuate in price, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The Fund’s principal risk factors are listed below. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Fund may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Fund’s strategy.

Table Of Contents - Prospectus

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Fund’s use of derivatives may not be effective or have the desired results. For example, the Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option.

The Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

For certain non-U.S. options, the Fund (directly or through its Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with the Fund’s custodian, the Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Options writing can cause the Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Table Of Contents - Prospectus

Call Option Risk. When a single equity security or ETF call option is exercised, the Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, the Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if the Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, the Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Fund’s potential losses on writing index call options are extensive.

Accordingly, when the Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Put Option Risk. Put options on single equity securities or ETFs written by the Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. The Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by the Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect the Fund’s performance.

The Fund also is subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurances that a liquid market for the Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. Illiquid investments may also be difficult to value.

Table Of Contents - Prospectus

Leveraging Risk. The Fund may borrow or enter into derivative transactions for investment purposes, which will cause the Fund to incur investment leverage. Therefore, the Fund is subject to leveraging risk. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The value of an investment in the Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). The Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit the Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect the Fund’s assets held in foreign countries.

If the Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk”), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

ETF Risk. The Fund may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through its derivative contracts. Direct or indirect investing in an ETF exposes the Fund to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Table Of Contents - Prospectus

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk.

In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary will not be registered as an investment company under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although the Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Table Of Contents - Prospectus

Borrowing Risk. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. The Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that the Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused.

Tax Risk. The Fund intends to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by the Fund would bear adversely on Stone Ridge International Variance Risk Premium Master Fund’s and Stone Ridge Global Equity Variance Risk Premium Master Fund’s qualification as RICs.

Performance

This section normally contains a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for year-to-year and by showing how the Fund’s average annual returns for a specified period compare with those of a broad-based market index. Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers other than Mr. Lu has been with the Fund since its inception. Mr. Lu has been with the Fund since June 2014.

Table Of Contents - Prospectus

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

Stone Ridge International Variance Risk Premium Master Fund

Investment Objective

The Stone Ridge International Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(1)	0.82%	0.83%
Acquired Fund Fees and Expenses(2)	1.80%	1.80%
Total Annual Fund Operating Expenses	2.62%	2.78%
Expense (Waiver/Reimbursement)/Recovery (3)	(0.57)%	(0.58)%
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	2.05%	2.20%

(1)	“Other Expenses” shown have been annualized.
(2)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Underlying Funds (as defined below) and exchange-traded funds in which the Fund invests.
(3)
Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.25% for Class I shares and 0.40% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$208	$760	$1,339	$2,912
Class M Shares	$223	$807	$1,418	$3,067

Table Of Contents - Prospectus

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal period from February 11, 2014 (the Fund’s inception date) through October 31, 2014, the Fund’s portfolio turnover rate was 21.41%.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”) and Class I Shares of the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as an Underlying Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to developed markets and emerging markets securities. The Adviser considers developed markets and emerging markets securities to include the securities of developed markets issuers or emerging markets issuers, as the case may be, as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”) and indices providing exposure to the securities of developed markets issuers or emerging markets issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the Underlying Funds whose principal investment strategy is to write call and put options related to developed markets securities or emerging markets securities. Currently, the Adviser allocates approximately two-thirds (2/3) of the Fund’s assets to the Developed Markets Variance Risk Premium Fund and approximately one-third (1/3) of the Fund’s assets to the Emerging Markets Variance Risk Premium Fund. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Table Of Contents - Prospectus

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., an Underlying Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse). In some markets, the amount of margin posted on behalf of an Underlying Fund can be as much as 30% of the notional amount of the option.

An Underlying Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge its foreign currency exposure relative to the dollar. Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ADRs, ETFs, and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of each of the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may be invested in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. Each Subsidiary is expected to write call and put options related to either developed markets or emerging markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Table Of Contents - Prospectus

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this Prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts between the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with emerging market issuers. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by one Underlying Fund are higher than the fees paid by the other Underlying Fund. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Table Of Contents - Prospectus

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

For certain non-U.S. options, an Underlying Fund (directly or through their Subsidiaries) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with an Underlying Fund’s custodian, the Underlying Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Table Of Contents - Prospectus

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

Accordingly, when an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurances that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. Illiquid investments may also be difficult to value.

Table Of Contents - Prospectus

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage. Therefore, the Underlying Funds and the Fund are subject to leveraging risk. Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have. The value of an investment in an Underlying Fund and, therefore, the Fund will be more volatile and other risks tend to be compounded if and to the extent the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. An Underlying Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Underlying Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). An Underlying Fund may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit an Underlying Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect an Underlying Fund’s assets held in foreign countries.

If an Underlying Fund invests in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Underlying Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk”), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Table Of Contents - Prospectus

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of an Underlying Fund’s investments. Currency risk includes the risk that the foreign currencies in which an Underlying Fund’s investments are traded, in which an Underlying Fund receives income, or in which an Underlying Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which an Underlying Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk.

In purchasing or selling local currency to execute transactions on foreign exchanges, the Underlying Funds will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Underlying Funds’ investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and the Underlying Funds’ income available for distribution. Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Underlying Funds may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Table Of Contents - Prospectus

Subsidiary Risk. By investing in its Subsidiary, each Underlying Fund is exposed to the risks associated with its Subsidiary’s investments. The Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the relevant Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Funds and/or the Subsidiaries to operate as described in this prospectus and could adversely affect the Underlying Funds and/or the Fund.

Borrowing Risk. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. An Underlying Fund bears the risk of investments made with the cash collateral received by the Underlying Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although an Underlying Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. The Fund and each Underlying Fund are classified as “non-diversified” funds under the 1940 Act. Accordingly, the Underlying Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that an Underlying Fund invests a higher percentage of its assets in the securities of a single issuer, the Underlying Fund and the Fund are subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Tax Risk. The Fund and each Underlying Fund in which it invests intend to qualify for treatment as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s and each Underlying Funds’ investment strategies will potentially be limited by their intention to qualify for treatment as RICs. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

Table Of Contents - Prospectus

Performance

This section normally contains a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for year-to-year and by showing how the Fund’s average annual returns for a specified period compare with those of a broad-based market index. Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers other than Mr. Lu has been with the Fund since its inception. Mr. Lu has been with the Fund since June 2014.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

Stone Ridge Global Equity Variance Risk Premium Master Fund

Investment Objective

The Stone Ridge Global Equity Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class M
	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class I	Class M
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(1)	0.30%	0.30%
Acquired Fund Fees and Expenses(2)	1.72%	1.72%
Total Annual Fund Operating Expenses	2.02%	2.17%
Expense (Waiver/Reimbursement)/Recovery (3)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	1.97%	2.12%

(1)	“Other Expenses” are based on estimated amounts for the Fund’s initial fiscal year.
(2)	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Underlying Funds (as defined below) and exchange-traded funds in which the Fund invests.
(3)
Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.25% for Class I shares and 0.40% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940).

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I Shares	$200	$629
Class M Shares	$215	$674

Table Of Contents - Prospectus

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of October 31, 2014.

Principal Investment Strategies

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap Variance Risk Premium Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”), and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to U.S. large cap, U.S. small cap, developed markets, and emerging markets equity securities. The Adviser considers U.S. large cap, U.S. small cap, developed markets, and emerging markets equity securities to include the equity securities of U.S. large cap companies, U.S. small cap companies, developed markets issuers, or emerging markets issuers, as the case may be, as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”), and indices providing exposure to these securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds whose principal investment strategy is to write call and put options related to equity securities. In addition, the Fund currently intends to invest at least 40% of its net assets in Underlying Funds whose principal investment strategy is to write call and put options related to foreign securities from at least ten countries, not including the U.S. Unless international market conditions are not deemed favorable by the Adviser, the Adviser intends at all times to have 25-50% exposure to non-U.S. markets. Currently, the Adviser allocates approximately one-third (1/3) of the Fund’s assets to U.S. large cap securities, one-sixth (1/6) to U.S. small cap securities, one-third (1/3) to developed markets securities, and one-sixth (1/6) to emerging markets securities. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

Table Of Contents - Prospectus

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., an Underlying Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse). In some markets, the amount of margin posted on behalf of an Underlying Fund can be as much as 30% of the notional amount of the option.

An Underlying Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge its foreign currency exposure relative to the dollar. Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ADRs, ETFs, and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of each of the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may be invested in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. Each Subsidiary is expected to write call and put options related to either developed markets or emerging markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

Table Of Contents - Prospectus

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Principal Investment Risks

The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.
Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this Prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts among the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap or emerging market issuers, respectively. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.
Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

Table Of Contents - Prospectus

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded,. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

For certain non-U.S. options, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund (directly or through their Subsidiaries) may post margin (i) with their U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with their non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with the Underlying Fund’s custodian, the Underlying Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Table Of Contents - Prospectus

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

Accordingly, when an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

Table Of Contents - Prospectus

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurances that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage. Therefore, the Underlying Funds and the Fund are subject to leveraging risk. Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have. The value of an investment in an Underlying Fund and, therefore, the Fund will be more volatile and other risks tend to be compounded if and to the extent the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Larger Company Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods. The U.S. Large Cap Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large capitalization companies. In consequence, that Fund may have substantial exposure to stocks of large capitalization companies.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies. In consequence, that Fund may have substantial exposure to smaller companies.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Developed Markets Variance Risk Premium Fund’s and the Emerging Markets Variance Risk Premium Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of these Underlying Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). These Underlying Funds may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit these Underlying Funds’ ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect these Underlying Fund’s assets held in foreign countries.

Table Of Contents - Prospectus

If the Developed Markets Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund invest in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Underlying Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk”), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Developed Markets Variance Risk Premium Fund’s and the Emerging Markets Variance Risk Premium Fund’s investments. Currency risk includes the risk that the foreign currencies in which these Underlying Funds’ investments are traded, in which these Underlying Funds receive income, or in which these Underlying Funds have taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which these Underlying Funds have obtained exposure through hedging declines in value relative to the currency being hedged, in which event these Underlying Funds may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk.

In purchasing or selling local currency to execute transactions on foreign exchanges, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of these Underlying Funds’ investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and these Underlying Funds’ income available for distribution. Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Table Of Contents - Prospectus

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing in their Subsidiaries, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund are exposed to the risks associated with their respective Subsidiary’s investments. The Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to its respective Underlying Funds. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of these Underlying Funds and/or the Subsidiaries to operate as described in this prospectus and could adversely affect these Underlying Funds and/or the Fund.

Borrowing Risk. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. An Underlying Fund bears the risk of investments made with the cash collateral received by the Underlying Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although an Underlying Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. The Fund and each Underlying Fund are classified as “non-diversified” funds under the 1940 Act. Accordingly, the Underlying Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that an Underlying Fund invests a higher percentage of its assets in the securities of a single issuer, the Underlying Fund and the Fund are more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Table Of Contents - Prospectus

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Tax Risk. The Fund and each Underlying Fund in which it invests intend to qualify for treatment as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s and each Underlying Funds’ investment strategies will potentially be limited by their intention to qualify for treatment as RICs. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

Performance

This section normally contains a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for year-to-year and by showing how the Fund’s average annual returns for a specified period compare with those of a broad-based market index. Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.

Management

Investment Adviser

Stone Ridge Asset Management LLC is the Fund’s investment adviser.

Portfolio Managers

Robert Gutmann, Jason Lu, Anton Nikolaev and Ross Stevens (the “Co-Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each of the Co-Portfolio Managers has been with the Fund since its inception.

Purchase and Sale of Fund Shares, Tax Information, and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about buying and selling Fund shares, tax information, and financial intermediary compensation, please turn to the “Important Information Regarding Fund Shares” section on page S-64 of this Prospectus.

Table Of Contents - Prospectus

IMPORTANT INFORMATION REGARDING FUND SHARES

Purchase and Sale of Fund Shares

Investors may purchase a Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to the Funds’ Transfer Agent to complete the purchase or sale transaction. Each Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. All investments are subject to approval of the Adviser. Each Fund will only be available for purchase when it has notified investors that it is no longer closed to new investment. See “Shareholder Information – Closing of the Funds to New Investments” on page 16 of the Prospectus. The minimum initial account size (waived in certain circumstances) is $25 million for Class I shares and $10 million for Class M shares. The account minimums for any Fund may be met by aggregating purchases in any of the Stone Ridge Variance Risk Premium Funds. There is no minimum for subsequent investments. All share purchases are subject to approval of the Adviser.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business, by writing to Stone Ridge Trust, c/o U.S. Bancorp Fund Services, 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202, or by calling (855) 609-3680.

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

The Funds are not generally sold through financial intermediaries other than certain registered investment advisers, and no sales loads are charged to investors or paid to financial intermediaries. The Funds’ principal underwriter receives compensation with respect to Class M shares. See “Distribution Arrangements” on page 24 of the Prospectus.

Table Of Contents - Prospectus

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

In addition to the investment practices described in the “Fund Summaries” above, each Fund is also permitted to engage in the following investment practices. When used in this Prospectus, the term “invest” includes both direct investing and indirect investing and the term “investments” includes both direct investments and indirect investments. For example, a Fund may invest indirectly by investing in ETFs or derivatives and synthetic instruments. Each of the U.S. Variance Risk Premium Master Fund, International Variance Risk Premium Master Fund and Global Equity Variance Risk Premium Master Fund (collectively, the “Master Funds”) may be exposed to the different types of investments described below through its investments in the Underlying Funds. Each of the International Developed Markets Variance Risk Premium Fund and Emerging Markets Variance Risk Premium Fund may be exposed to the different types of investments described below through its investments in a wholly-owned and controlled subsidiary (each a “Subsidiary”). The allocation of each Master Fund’s portfolio among the Underlying Funds, the allocation of each of the International Developed Markets Variance Risk Premium Fund and Emerging Markets Variance Risk Premium Fund’s portfolio in its Subsidiary and the allocation of each of the Underlying Funds’ portfolios among securities will vary over time and might not always include all of the different types of investments described herein.

A statement of the investment objective and principal investment policies and risks of each Fund is set forth above in “Fund Summaries.” Set forth below is additional information about the Funds’ investment policies and risks.

More Information on Investment Strategies

Additional Information on Derivatives Strategy.

More detailed information about some of the derivative contracts the Funds may enter into is below.

Options Generally. Options are a type of derivative instrument through which option sellers assume conditional obligations to option buyers relating to the underlying reference instrument, security or index.

Options positions are marked to market daily. The value of options is affected by changes in the underlying reference instruments and the remaining time to the options’ expiration, as well as trading conditions in the options market.

The Funds generally intend to sell call options that are out-of-the-money, meaning that option exercise prices generally will be higher than (1) the current value of the applicable index or ETF or (2) the market price of the applicable security at the time the options are written. The Funds generally intend to sell put options that are out-of-the-money (i.e., the exercise price generally will be below the current level of the applicable index or security when the option is written) or at-the-money (i.e., the exercise price generally will be the same as the current level of the applicable index or security when the option is written). The percentage of each Fund’s portfolio value against which single equity security, index, ADR and ETF call and put options are sold may vary over time. As noted above, the Funds may sell options that are substantially out-of-the-money and/or options that are only slightly out-of-the-money; in certain circumstances, the Funds may also trade in-the-money options. Typically, in-the-money option transactions arise when the Adviser determines that the premium offered compensates reasonably for the risk assumed.

Call Options. A call option is a contract that entitles the purchaser to receive from the seller the underlying security in exchange for a fixed price (the strike price of the call option) on or before the expiration date of the option or a cash payment (in the case of cash settled option contract) equal to the amount of any appreciation in the value of the reference instrument over the strike price as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. When an individual call option is exercised, the seller is required to deliver the underlying instrument. . The Fund may write call options on an underlying instrument it does not own (i.e., “naked” call options). If the option seller does not own the underlying instrument, it may be required to purchase it to meet the delivery requirements of the contract and there can be no assurance that the instrument would be available to buy or available at a favorable price at that time.

Table Of Contents - Prospectus
1

Put Options. A put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the index below a fixed price (the strike price of the put option) as of the exercise date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When a put option is exercised, the put option seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security or ETF, such as a SPDR, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the exercise date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the put option seller is required to purchase the instrument. . The Fund may write put options on an underlying instrument it is not short (i.e., “naked” put options).

Futures Contracts. The Funds may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. The Funds also are authorized to purchase or sell call and put options on futures contracts. The Funds may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

Swaps. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. Other risks include liquidity and counterparty risk.

Hedging. Each of the International Developed Markets Variance Risk Premium Fund, Emerging Markets Variance Risk Premium Fund International Variance Risk Premium Master Fund and Global Equity Variance Risk Premium Master Fund may (but is not required to) engage in hedging transactions in an effort to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities and may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

Subsidiaries. The assets of the Developed Markets Variance Risk Premium Fund and Emerging Markets Variance Risk Premium Fund may be invested in a Subsidiary formed under the laws of the Cayman Islands and advised by the Adviser. Each Subsidiary is expected to write call and put options. Each Fund does not expect to invest more than 35% of its assets in the applicable Subsidiary. Under an investment management agreement with each Subsidiary, the Adviser will provide the Subsidiary with the same type of management services as the Adviser provides to the Fund. If the Adviser receives compensation for providing such services to a Subsidiary, the Adviser will not receive compensation from the Fund in respect of the assets of the Fund that are invested in the Subsidiary. The Funds do not currently intend to sell or transfer all or any portion of their ownership interests in a Subsidiary. The Funds reserve the right to establish an additional subsidiary or subsidiaries, subject to the approval of the Board of Trustees.

Equities. The Funds will invest in equity securities of domestic and/or foreign issuers. Equity securities may include, but are not limited to, common stock or preferred stock. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Holders of preferred stock generally do not have voting rights in the issuer and generally receive dividends at a specified rate. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets, but is subordinated to debt securities of the issuer. Returns on equities consist of any dividends received plus the amount of appreciation or depreciation in the value of the equity security.

Table Of Contents - Prospectus
2

Borrowing. The Funds may borrow for investment purposes from a bank in compliance with Section 18(f)(1) of the 1940 Act. Each Fund may borrow up to 33⅓% of its total assets. Each Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time a Fund should fail to meet this 300% coverage requirement, within three days thereafter (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, the Fund will reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. To do so, or to meet maturing bank loans, a Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Borrowing money involves transaction and interest costs that are borne by a Fund. Each Fund may pay a commitment fee or other fees to maintain a line of credit, and will pay interest on amounts it borrows. Each Fund may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of the Fund’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above in connection with the Funds’ borrowings for investment purposes.

In addition to borrowing money from a bank, a Fund may enter into reverse repurchase agreements, dollar rolls, and other transactions that can be viewed as forms of borrowings, but for which the Fund does not have to have 300% asset coverage. To the extent required, if a transaction causes a Fund to have an obligation to another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered.

Securities Lending. The Funds may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. Each Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. A Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33⅓% of the value of the Fund’s total assets (including such loans). Loan arrangements made by the Funds will comply with all other applicable regulatory requirements for securities lending, including with respect to changes in market values, termination, interest paid on loaned securities and ability to call back loaned securities for voting.

Portfolio Turnover. The annual portfolio turnover rate of a Fund may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains, including short-term capital gains, which are taxable as ordinary income when distributed to shareholders, and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

Changes to the Fund’s Investment Policies. A Fund’s investment objective and policies may be changed without shareholder approval unless an objective or policy is identified in the Prospectus or in the Statement of Additional Information as “fundamental.” Each Fund has adopted an 80% investment policy under Rule 35d-1 under the 1940 Act and will not change such policy as it is stated in each Fund’s Fund Summary unless such Fund provides shareholders with 60 days’ notice as required by Rule 35d-1, as it may be amended or interpreted by the SEC from time to time.

Temporary Defensive Positions. During unusual market conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective and other policies. A Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

Table Of Contents - Prospectus
3

More Information on the Risks of Investing

The Funds are generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Before investing or allocating shares of a Fund to a client’s account, investors should carefully consider the Fund’s risks and investment objectives, as an investment in a Fund may not be appropriate for all investors or clients and is not designed to be a complete investment program. An investment in the Funds involves a high degree of risk. It is possible that investing in the Funds may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Funds may be subject to the principal risks noted below. As with any mutual fund, there is no guarantee that a Fund will achieve its investment objective. You could lose all or part of your investment in a Fund, and a Fund could underperform other investments.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by a Fund. A Fund’s use of derivatives as part of its principal investment strategy to sell protection against the volatility of various underlying investments involves the risk that, if the volatility of the underlying investments is greater than expected, the Fund will bear losses to the extent of its obligations under the relevant derivative contracts, which may not be outweighed by the amount of any premiums received for the sale of such derivative instruments. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, a Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms differently than a Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. A Fund, therefore, may be unable to obtain payments the Adviser believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Funds may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for a Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by a Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on a Fund. During periods of market disruptions or stress, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative.

Table Of Contents - Prospectus
4

A Fund’s use of derivatives may not be effective or have the desired results. For example, a Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. The Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. See “Dividends, Distributions and Taxes” below.

Options Risk Generally. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or clearinghouse may not at all times be adequate to handle current trading volume; or (vi) a regulator or one or more exchanges could, for economic or other reasons, decide to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.

Each Fund’s options positions will be marked to market on each day that the Fund strikes its NAV. A Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that a Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions.

For certain non-U.S. options, a Fund (directly or through its Subsidiary) may post margin (i) with its U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with its non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with a Fund’s custodian, the Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Table Of Contents - Prospectus
5

Options writing can cause a Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, a Fund will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, such Fund continues to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, a Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if a Fund does not own the underlying security it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by a Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as a Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, a Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, such Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, a Fund’s potential losses on writing index call options are extensive.

Accordingly, when a Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Fund.

Put Option Risk. Put options on single equity securities or ETFs written by a Fund may be physically settled, requiring the underlying equity security to be received by the Fund upon exercise of the option or, alternatively, may have cash settlement provisions. A Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by a Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow a Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as a Fund cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, a Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, a Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Options on Futures Risk. The Funds may enter into options on futures contracts. An option on a futures contract gives the buyer, in return for the premium paid, the right (but not the obligation) to either buy or sell the underlying futures contract during a certain period of time for a fixed price. The writing of a put or call option on a futures contract involves risks similar to the risks applicable to the purchase or sale of futures contracts. However, the difficulty of predicting changes in the value of the underlying futures contract may expose a Fund to a somewhat different set of risks. For example, variations in speculative market demand for futures on the relevant underlying instrument can cause the value of the futures to change at an unanticipated time or to an unanticipated degree; this or other factors may bring the value of the underlying future closer to the option’s strike price, increasing the potential for risk of loss to a Fund. To the extent that a Fund enters into options on futures contracts for hedging purposes, an imperfect correlation between this derivative position and the value of the instrument underlying such a position could lead to losses.

Table Of Contents - Prospectus
6

Futures Risk. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the futures contracts and in the securities or index positions covering them. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract, and a Fund would remain obligated to meet margin requirements until the position is closed.

Swaps Risk. The use of swaps involves investment techniques and risks that are different from those associated with portfolio security transactions. These instruments are typically not traded on exchanges; under recently adopted rules and regulations, however, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared (“cleared swaps”). For OTC swaps, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. For cleared swaps, a Fund’s counterparty is a clearinghouse rather than a bank or broker. Since the Funds are not members of the clearinghouses and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Funds hold cleared swaps through accounts at clearing members. In cleared swaps, a Fund makes payments (including margin payments) to and receives payments from a clearinghouse through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearinghouse.

In some ways, cleared swap arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared swaps positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared swap position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearinghouses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearinghouse could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared swaps positions in excess of a clearinghouse’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to a Fund than typical bilateral derivatives documentation.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to a Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system is not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Table Of Contents - Prospectus
7

Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).

Management and Operational Risk. The Funds are subject to management risk because they rely on the Adviser’s ability to achieve their investment objectives. The Funds run the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Funds to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times.

Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect a Fund’s performance. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security.

The Funds also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Funds from benefiting from potential investment gains or avoiding losses.

With the increased use of technologies and the dependence on computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, or the custodian, transfer agent, or other third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by a Fund may be difficult or impossible to sell at the time that the Fund would like or at the price that the Fund believes the security is currently worth. There can be no assurances that a liquid market for a Fund’s investments will be maintained, in which case the Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. The Funds may borrow or enter into derivative transactions for investment purposes, which will cause the Funds to incur investment leverage. Therefore the Funds are subject to leveraging risk. Leverage magnifies a Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. The value of an investment in a Fund will be more volatile and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Table Of Contents - Prospectus
8

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which a Fund is exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns. Equities to which a Fund will be exposed are structurally subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and, therefore, will be subject to greater dividend risk than debt instruments of such issuers. Finally, the prices of equities may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increases.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Larger Company Risk. The equity securities of large-capitalization companies can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large-capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, preferred securities generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may also be sensitive to changes in interest rates. When interest rates rise, the fixed dividend on preferred securities may be less attractive, causing the price of preferred stocks to decline. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. A Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of a Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). The Funds may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit a Fund’s ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect a Fund’s assets held in foreign countries. There may be less publicly available information about a foreign company than there is regarding a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause a Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing a loss. In addition, a portfolio that includes exposure to securities issued by foreign issuers can expect to have a higher expense ratio because of the increased transaction costs in foreign markets and the increased costs of maintaining the custody of such foreign securities. Investing directly or indirectly in foreign securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

Table Of Contents - Prospectus
9

ADRs, or American Depositary Receipts, are dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or OTC in the United States. Investing in these instruments exposes the Funds to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of ADRs will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such ADRs, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs. As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk”), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies. Additional risks of emerging market securities may include: greater political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Funds are exposed; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, foreign investors, including the Funds, may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which a Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, options, and swaps) may involve leveraging risk in addition to currency risk.

The Funds’ shares are priced (purchased and redeemed) in U.S. dollars and the distributions paid by the Funds are paid in U.S. dollars. However, a substantial portion of certain Funds’ assets may be denominated in foreign (non-U.S.) currencies and income received by a Fund from a portion of its investments may be paid in foreign currencies. In purchasing or selling local currency to execute transactions on foreign exchanges, a Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and the Fund’s income available for distribution. Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries. For example, a foreign government may unilaterally devalue its currency against other currencies, which would typically have the effect of reducing the U.S. dollar value of investments denominated in that currency. In addition, a country may impose formal or informal currency exchange controls. These controls may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, which could undermine the value and liquidity of a Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss. As a result, if the exchange rate for any such currency declines after a Fund’s income has been earned and converted into U.S. dollars but before payment to shareholders, the Fund could be required to liquidate portfolio investments to make such distributions. Similarly, if a Fund incurs an expense in U.S. dollars and the exchange rate declines before the expense is paid, the Fund would have to convert a greater amount to U.S. dollars to pay for the expense at that time than it would have had to convert at the time the Fund incurred the expense.

Table Of Contents - Prospectus
10

ETF Risk. The Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes a Fund to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that a Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and a Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance. As a result of mathematical compounding and because most ETFs have a single day investment objective to track the performance of an index or a multiple thereof, the performance of an ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the ETF’s fees and expenses. Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Government Securities Risk. The Fund s may invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers. In addition, the U.S. Treasury Department placed Fannie Mae and Freddie Mac into conservatorship in September 2008. They remain in conservatorship and the effect that this will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will continue to support these or other government-sponsored entities in the future. Further, the benefits of any such government support may extend only to the holders of certain classes of an issuer’s securities.

Table Of Contents - Prospectus
11

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Funds vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Funds may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness of a foreign government or country to service debt include a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the International Bank for Reconstruction and Development and other international agencies. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations. Some sovereign obligors in emerging market countries have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Borrowing Risk. The Funds may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). A Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. Each Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of a Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund’s return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires each Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. The Funds may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. These delays and costs could be greater with respect to foreign securities. The Funds may pay lending fees to the party arranging the loan. Securities lending collateral may be invested in liquid, short-term investments, such as money market funds, managed by third party advisers or banks. A Fund bears the risk of investments made with the cash collateral received by the Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although the Funds remain obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Funds can invest up to 100% of its assets in investments that may be inconsistent with their principal investment strategies. Generally, the Funds would invest in money market instruments or in other short-term U.S. or non-U.S. government securities. The Funds might also hold these types of securities as interim investments pending the investment of proceeds from the sale of its shares or the sale of its portfolio securities or to meet anticipated redemptions of its shares. To the extent a Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. A change in the securities held by a fund is known as “portfolio turnover.” The Funds (except for the Master Funds) may engage in active and frequent trading to try to achieve their investment objectives and may have portfolio turnover rates of over 100% annually. If such a Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions including distributions of short-term capital gain, which are taxable as ordinary income to shareholders. Increased portfolio turnover may also result in higher brokerage fees or other transaction costs, which can reduce such Fund’s performance. Most of the Master Funds’ portfolio transactions are purchases or sales of the Underlying Funds’ shares, however, which do not entail any brokerage fees or transaction costs.

Table Of Contents - Prospectus
12

Subsidiary Risk. By investing in its Subsidiary, each Underlying Fund is exposed to the risks associated with its Subsidiary’s investments. The Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although the Subsidiaries will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the relevant Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Funds and/or the Subsidiaries to operate as described in this prospectus and could adversely affect the Underlying Funds and/or the Funds.

Non-Diversification Risk. Each Fund is classified as a “non-diversified” fund under the 1940 Act. Accordingly, the Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that a Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Fund will be subject to greater overall risk than if the Fund’s exposures were less focused. To the extent a Fund focuses its exposures in a specific asset class, sector, or industry, it will be exposed to events affecting that asset class, sector, or industry. Asset classes, sectors, industries, companies, or issuers with similar characteristics are often subject to many of the same risks and/or regulatory regimes and often respond in a similar manner to particular economic, market, political, or other development. Similarly, to the extent a Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Tax Risk. The Fund intends to qualify for treatment as a RIC under the Code. In order to qualify for such treatment, the Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment of certain of the Fund’s investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect the Fund’s ability to qualify for such treatment.

If, in any year, the Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the failure to qualify for treatment as a RIC by an Underlying Fund in which a Master Fund invests would bear adversely on the Master Fund’s qualification as a RIC.

Expense Risk. Your actual costs of investing in the Funds may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. The Funds’ expense limitation agreements, which generally remain in effect for a period of one year, mitigate this risk. However, there is no assurance that the Adviser will renew such expense limitation agreements from year-to-year.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this Prospectus. The risks for the Master Funds include both the risks associated with an investment in the Master Funds and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing each of the Master Funds, the Adviser will have authority to change the asset allocation amounts among the Underlying Funds. To the extent that a Master Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap or emerging market issuers, respectively. There is no guarantee that the Master Funds or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Master Funds. If an Underlying Fund were to change its investment objective or policies, the Master Funds could be forced to sell their shares of that Underlying Fund at a disadvantageous time. Each Master Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Table Of Contents - Prospectus
13

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Statement of Additional Information. The holdings of each Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. You can find the SEC filings on the SEC’s website, www.sec.gov.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Funds’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 405 Lexington Avenue, 55th Floor, New York, NY 10174. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds. As of December 31, 2014, the Adviser’s assets under management were approximately $3.6 billion.

In return for providing management services to the Funds, each Fund pays the Adviser an annual fee. The following table shows the aggregate advisory fees that have been paid by each of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund, the Stone Ridge U.S. Small Cap Variance Risk Premium Fund, and the Stone Ridge U.S. Variance Risk Premium Master Fund for the fiscal year ended October 31, 2014 as a percentage of each such Fund’s average daily net assets, taking into account any contractual fee waiver/expense reimbursement agreements, if applicable. Because the Stone Ridge International Developed Markets Variance Risk Premium Fund, the Stone Ridge Emerging Markets Variance Risk Premium Fund, the Stone Ridge International Variance Risk Premium Master Fund, and the Stone Ridge Global Equity Variance Risk Premium Master Fund have been in operation for less than one full fiscal year, the following table shows each such Fund’s contractual advisory fee rate as a percentage of the Fund’s average daily net assets, which may be reduced as a result of any contractual fee waiver/expense reimbursement agreements discussed in “Fees and Expenses” above, if applicable.

Investment Management Fee (as a percentage of average daily net assets)

U.S. Large Cap Variance Risk Premium Fund	1.27	%(1)
U.S. Small Cap Variance Risk Premium Fund	1.27	%(1)
U.S. Variance Risk Premium Master Fund	0.00%
International Developed Markets Variance Risk Premium Fund	1.25%
Emerging Markets Variance Risk Premium Fund	1.25%
International Variance Risk Premium Master Fund	0.00%
Global Equity Variance Risk Premium Master Fund	0.00%

(1) Amount reflects expenses recovered pursuant to the Fund’s expense limitation agreement, which is described in the Fees and Expenses table above.

A discussion regarding the basis of the Board’s approval of the investment advisory contracts between the Trust, on behalf of each of the U.S. Large Cap Variance Risk Premium Fund, U.S. Small Cap Variance Risk Premium Fund and U.S. Variance Risk Premium Master Fund and the Adviser is available in the Funds’ annual report to shareholders for the fiscal period ended October 31, 2014. A discussion regarding the basis of the Board’s approval of the investment advisory contracts between the Trust, on behalf of each of the International Developed Markets Variance Risk Premium Fund and Emerging Markets Variance Risk Premium Fund and the Adviser is available in the Funds’ semi-annual report to shareholders for the fiscal period ended April 30, 2014. A discussion regarding the basis of the Board’s approval of the investment advisory contracts between the Trust, on behalf of each of the Global Equity Variance Risk Premium Fund and the Adviser will be available in the Fund’s first report to shareholders.

Table Of Contents - Prospectus
14

Portfolio Managers

Robert Gutmann

Robert Gutmann, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Lu, Mr. Nikolaev and Mr. Stevens. Mr. Gutmann is a co-Founding Partner of Stone Ridge and has co-managed the Funds since their inception. Prior to joining Stone Ridge, Mr. Gutmann was the head of Delta-One Synthetic Solutions Group at RBC Capital Markets. He started his career at Morgan Stanley, where he became a senior trader in the Delta-One Structured Products group. Mr. Gutmann received his B.A. in Mathematics and Music from Columbia University.

Jason Lu

Jason Lu, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Gutmann, Mr. Nikolaev and Mr. Stevens. Mr. Lu is a Portfolio Manager at Stone Ridge. Prior to joining Stone Ridge, Mr. Lu was the head trader on the Global Automated Trading desk at Citadel. Previously, he was an equity derivatives trader on the Electronic Volatility Trading desk at UBS. Previously, Mr. Lu worked at SAC Capital, where he designed and implemented automated electronic trading systems. Mr. Lu received his MS in Computational Finance from Carnegie Mellon University (Tepper), his Master in Computer Science from University of Virginia and his BS in Computer Science from the University of Science and Technology of China.

Anton Nikolaev

Anton Nikolaev, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Gutmann, Mr. Lu and Mr. Stevens. Mr. Nikolaev is a Portfolio Manager at Stone Ridge and has co-managed the Funds since their inception. Prior to joining Stone Ridge, Mr. Nikolaev was a Partner at Rational Algorithmic Trading Engine LLC, an automated electronic trading firm. Previously, Mr. Nikolaev worked at Deutsche Bank and Citigroup, where he designed and implemented automated electronic trading systems. Mr. Nikolaev received his M.Phil in Computer Science from Columbia University and his PhD in Theoretical and Mathematical Physics from Moscow State University.

Ross Stevens

Ross Stevens, Co-Portfolio Manager of each Fund, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Gutmann, Mr. Lu and Mr. Nikolaev. Mr. Stevens is the Founder of Stone Ridge and has co-managed the Funds since their inception. Prior to founding Stone Ridge, Mr. Stevens was a member of the Investment Committee and Co-Head of the Portfolio Managers Committee at Magnetar Capital. Previously, he was Global Co-Head of Equities at Jefferies and Global Head of Electronic Trading at Bank of America. Mr. Stevens started his career in quantitative research at Goldman Sachs Asset Management after receiving his PhD in Finance and Statistics from University of Chicago (Booth) and his BSE in Finance from University of Pennsylvania (Wharton).

More information about each Co-Portfolio Manager’s compensation, other accounts managed by each Co-Portfolio Manager, and each Co-Portfolio Manager’s ownership of securities in the Funds is included in the Statement of Additional Information.

Distributor and Transfer Agent

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ distributor. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Funds’ transfer agent, administrator and accounting agent. The Funds compensate the distributor and transfer agent for their services.

Table Of Contents - Prospectus
15

SHAREHOLDER INFORMATION

Closing of the Funds to New Investments

The Funds may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Funds may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. Any such opening and closing of the Funds will be disclosed to investors via a supplement to this Prospectus.

Consortium

When the Funds are open to new investments, they will be made available for investment on a priority basis to a group of investors (the “Consortium”) who have entered into an arrangement with the Adviser. Once orders are filled for the Consortium, the Funds will then be available for investment by other investors. The Consortium members do not have any special rights to offering price, dividends or liquidation. The Consortium consists of a selected group of registered investment advisers who have discretionary authority to invest on their clients behalf and with whom the Adviser has a long-standing relationship.

How Fund Share Prices Are Calculated

The net asset value (“NAV”) of a Fund’s Class I shares and Class M shares is determined by dividing the total value of the Fund’s portfolio investments, plus cash and other assets attributable to that class, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding of that class. While the assets of each of Class I shares and Class M shares are invested in a single portfolio of securities, the NAV of each respective Class will differ because each of Class I shares and Class M shares have different ongoing distribution fees. Each Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) is open.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

The Board has approved procedures pursuant to which the Funds will value their investments. In accordance with these procedures, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sale prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers, brokers, data delivery vendors or pricing services. To the extent a Fund invests in open-end management companies that are registered under the 1940 Act, the Fund’s NAV will be calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects. Please see “Computation of Net Asset Value” in the SAI for more information. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining the fair value of securities, the Committee may consider, without limitation: (i) indications or quotes from brokers, (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. The values of the Funds’ investments in publicly traded foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund.

1 The NYSE is open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Table Of Contents - Prospectus
16

It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

It is expected that a substantial portion of the Funds’ investments will be U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

INVESTING IN THE FUNDS

Each Fund offers two classes of shares— Class I shares and Class M shares. This Prospectus describes the Class I shares and Class M shares of the Funds.

Eligibility to Buy Class I Shares and Class M Shares

Each Fund’s Class I shares and Class M shares are offered to the following groups of investors (“Eligible Investors”):

1.	Institutional investors, including registered investment advisers (RIAs);

2.	Clients of institutional investors;

3.	Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans;

4.
Certain other Eligible Investors as approved from time to time by the Adviser. Eligible Investors include employees, former employees, shareholders, members and directors of the Adviser and the Funds or each of their affiliates, and friends and family members of such persons; and

5.	Investment professionals or other financial intermediaries investing for their own accounts, and their immediate family members.

Some financial intermediaries may impose different or additional eligibility requirements. The Funds have the discretion to further modify or waive their eligibility requirements.

Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates. The Funds reserve the right to refuse any request to purchase shares. Each Class of shares is subject to the investment minimums described below.

Table Of Contents - Prospectus
17

Investment Minimums

Class I Shares

The minimum initial account size is $25 million. Purchases of Class I shares in the Funds may be aggregated to meet the minimum account size. This minimum investment requirement may be modified or reduced as follows:

●	For eligibility groups 3, 4 and 5 described above under “Eligibility to Buy Class I Shares and Class M Shares,” there will be no minimum investment requirement.

Class M Shares

The minimum initial account size is $10 million. Purchases of Class M shares in the Funds may be aggregated to meet the minimum account size.

Investment minimums may be waived by the Board or pursuant to procedures adopted by the Board.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of the Funds. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of each Fund you own. You can rely on these statements in lieu of certificates. The Funds do not issue certificates representing shares of the Funds.

Frozen Accounts

The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy

The Funds reserve the right to redeem an account if the value of the shares in a specific Fund is $1,000 or less because of redemptions. Before a Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS I SHARES AND CLASS M SHARES

How to Buy Shares

Shareholders who invest in the Funds through a financial intermediary should contact their financial intermediary regarding purchase procedures. Investors may purchase a Fund’s Class I shares and Class M shares by first contacting the Adviser at (855) 609-3680 to notify the Adviser of the proposed investment. Once notification has occurred, the investor will be directed to the Funds’ Transfer Agent to complete the purchase transaction. The Funds are generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares. Purchase through a financial intermediary does not affect these eligibility requirements or those set out in “Investing in the Funds,” above.

Table Of Contents - Prospectus
18

A purchase of a Fund’s Class I shares and Class M shares will be made at the NAV per share next determined following receipt of a purchase order in good order by a Fund, its authorized agent, its Distributor’s authorized agent, or authorized broker or the broker’s authorized designee. A purchase, exchange or redemption order is in “good order” when a Fund, its Distributor’s agent, an authorized broker or, if applicable, a broker’s authorized designee, receives all required information, including properly completed and signed documents. Once a Fund (or one of its authorized agents) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 15 days. Each Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Customer Identification Program

Although the Funds are generally open only to investments by registered investment advisers, certain individuals are also permitted to invest. This Customer Identification Program applies to such individuals. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

●	Name;

●	Date of birth (for individuals);

●	Residential or business street address (although post office boxes are still permitted for mailing); and

●	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account on behalf of a natural person unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Funds online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new Prospectus, semi-annual or annual fund report is available. To establish eDelivery, call (855) 609-3680.

HOW TO REDEEM CLASS I SHARES AND CLASS M SHARES

Investors who desire to redeem shares of a Fund must first contact the Adviser at (855) 609-3680. Once notification has occurred, the investor will be directed to the Funds’ Transfer Agent to complete the sale transaction. Shareholders who invest in the Funds through a financial intermediary should contact their financial intermediary regarding redemption procedures. Each Fund will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order, by the Transfer Agent (or by a financial intermediary such as a selling broker, if applicable).

Table Of Contents - Prospectus
19

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares” on page 18 of this Prospectus. Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Funds may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell shares or accurately determine the value of assets, or if the SEC orders the Funds to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Funds intend to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Funds intend to pay cash for all shares redeemed, except in certain cases in which payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Funds Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Funds for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202. If you elect to have the payment wired to your bank, a wire transfer fee of $15.00 will be charged.

Dividend Reinvestment Program

Dividends and capital gains distributions are automatically reinvested, without sales charges, into any share class of any Fund in which you have an existing account, unless otherwise noted. You may notify the Transfer Agent in writing to:

●	Choose to receive dividends or distributions (or both) in cash; or

●	Change the way you currently receive distributions.

Your taxable income is the same regardless of which option you choose. For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680.

Dividends, Distributions and Taxes

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any. Unless you elect to receive your distributions in cash, your ordinary income and capital gain distributions will be reinvested in additional shares of the same share class of the Fund at NAV calculated as of the payment date.

Table Of Contents - Prospectus
20

This section summarizes some of the important U.S. federal income tax consequences of investing in a Fund. This discussion does not address all aspects of taxation that may apply to shareholders or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. You should consult your tax adviser for information concerning the possible application of federal, state, local, or non-U.S. tax laws to you. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in a Fund.

Each Fund has elected or intends to elect and intends to qualify each year to be treated as a regulated investment company under Subchapter M of the Code. To qualify for such treatment, a Fund must meet certain income, asset diversification and distribution requirements.

Each Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a regulated investment company. The tax treatment of certain of the Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect a Fund’s ability to qualify for such treatment. Failure of a Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on your investment. A Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions, or disposing of certain assets. In addition, such a failure by an Underlying Fund in which the U.S. Variance Risk Premium Master Fund, International Risk Premium Master Fund or Global Equity Variance Risk Premium Master Fund invests would bear adversely on each of such Funds’ qualification as a regulated investment company.

Developed Markets Variance Risk Premium Fund and Emerging Markets Variance Risk Premium Fund may each invest in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. It is currently expected that each Subsidiary will be a disregarded entity for U.S. federal tax purposes. In the case of a Subsidiary that is a disregarded entity for such purposes, (i) the Fund that owns the Subsidiary is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Fund; and (iii) any distributions the Fund receives from the Subsidiary will have no effect on the Fund’s U.S. federal income tax liability.

A Fund’s investments in foreign securities, foreign currencies, and options and other derivatives may increase or accelerate the Fund’s recognition of gain and may affect the timing, amount or character of the Fund’s distributions.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes, which may decrease the Fund’s yield on those securities. Certain of the Funds may be able to pass through to you a deduction or credit for such foreign taxes, as further described in the Statement of Additional Information.

The investment of substantially all of its assets in Underlying Funds could affect the amount, timing and character of distributions by the U.S. Variance Risk Premium Master Fund, International Variance Risk Premium Master Fund and Global Equity Variance Risk Premium Master Fund. For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you owned your shares. Distributions of net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed distribution of investments that a Fund held or is treated as having held for one year or less will be taxable as ordinary income. Due to the Funds’ options strategies, a substantial portion of a Fund’s income could consist of short-term capital gains. Distributions of a Fund’s short-term capital gains will not constitute qualified dividend income and will not qualify for the dividends-received deduction, and shareholders will not be able to offset distributions of the Fund’s net short-term capital gains against capital losses that they recognize with respect to their other investments.

Each Fund may make distributions to shareholders in excess of the Fund’s current and accumulated earnings and profits in any given taxable year. Such excess distributions will be treated as return of capital to the extent of a shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Table Of Contents - Prospectus
21

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income,” if any, will be taxed to individuals at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and Fund level.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment (and thus were included in the price you paid for your shares). For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and could receive a portion of your investment back as a taxable distribution. In general, you will be taxed on the distributions you receive from the Fund, whether you receive them as additional shares or in cash.

Early each year, we will send you a statement showing the tax status of your dividends and distributions for the prior year.

Any gain or loss resulting from the sale or exchange of your shares in a Fund generally will be treated as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Fund’s ordinary income dividends, Capital Gain Dividends, and capital gains recognized on the sale, redemption or exchange of Fund shares). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Fund.

In general, dividends (other than Capital Gain Dividends) paid by a Fund to a person who is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For taxable years beginning on or before December 31, 2014, the Code provided a withholding tax exemption for certain interest-related dividends and short-term capital gain dividends paid to foreign persons. It is currently unclear whether Congress will extend this exemption or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Under Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”), a Fund may be required to withhold on ordinary Fund dividends payable on or after July 1, 2014 (or, in certain cases, after later dates) and on repurchases, gross proceeds and certain Capital Gain Dividends from sales of Fund Shares payable on or after January 1, 2017 to certain shareholders that fail to meet prescribed information reporting or certification requirements. A foreign person may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

The discussion above is very general. Please consult your tax adviser about the effect that an investment in a Fund could have on your own tax situation, including possible foreign, federal, state, or local tax consequences, or about any other tax questions you may have.

Frequent Purchases and Sales of Fund Shares

The Funds do not permit market timing or other abusive trading practices. The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading. Shareholders will be notified of the Funds’ intention to restrict exchanges of shares at least 60 days in advance of such action.

Table Of Contents - Prospectus
22

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. Your Funds’ management team has established procedures to mitigate these risks. Please see “How Fund Share Prices Are Calculated” on page 16 of this Prospectus for more information.

The Funds do not accommodate frequent purchases and redemptions of the Funds’ shares by the Funds’ shareholders. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize the negative effect of frequent purchases and redemptions on the Funds and their shareholders, the Funds’ management team reserves the right to reject, in their sole discretion, any purchase order (including an exchange from another Fund) from any investor they believe has a history of abusive trading or whose trading, in their judgment, has been or may be disruptive to the Funds. If the Funds detect that an investor has made two “material round trips” in any period (as determined by the Adviser), it will generally reject the investor’s future buy orders, including exchange buy orders, involving a Fund. For these purposes, a “round trip” is a purchase or exchange into a Fund followed by a sale or exchange out of a Fund. A “material” round trip is one that is deemed by the Funds to be material in terms of its amount or its potential detrimental impact on the Funds. Independent of this limit, the Funds may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity. These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Funds using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. In making this judgment, accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common entity generally will not be considered to be under common ownership or control. The Funds retain the right to modify these restrictions at any time without prior notice to shareholders.

On a periodic basis, the Adviser will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Funds, or in multiple accounts that are known to be under common control. Redemptions meeting these criteria will be investigated for possible inappropriate trading.

Certain accounts, and omnibus and other multi-investor accounts (together, “Omnibus Accounts”) in particular, include multiple investors and typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Funds. Therefore, it becomes more difficult for the Funds’ management team to identify market timing or other abusive trading activities in these accounts, and the Funds’ management team may be unable to eliminate abusive traders in these accounts from a Fund. Identification of abusive traders may further be impaired by limitations of the operational systems and other technical issues. Whenever abusive or disruptive trading is identified, the Funds’ management team will encourage omnibus account holders to address such trading activity directly.

The Funds, the Adviser or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers, concerning trades placed in Omnibus Accounts, in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may place the Funds at a disadvantage.

Table Of Contents - Prospectus
23

DISTRIBUTION ARRANGEMENTS

Distribution and Servicing (12b-1) Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Class M shares):

Class	Annual Distribution Related and Service Fee
Class M Shares	0.15%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Payments to Financial Firms

The Funds or the Adviser also may enter into agreements with certain intermediaries under which the Funds make payments to the intermediaries in recognition of the avoided transfer agency costs to the Funds associated with the intermediaries’ maintenance of customer accounts or in recognition of the services provided by intermediaries through mutual fund platforms. Payments made by the Funds or the Adviser under such agreements are generally based on either (1) a percentage of the average daily net asset value of the customer shares serviced by the intermediary, up to a set maximum, or (2) a per account fee assessed against each account serviced by such intermediary, up to a set maximum. These payments are in addition to other payments described in this Prospectus such as the distribution and servicing fees paid pursuant to the 12b-1 Plan. Investors who invest through financial firms are subject to the eligibility requirements set out in “Investing in the Funds” and “How to Buy Shares,” above.

The Adviser and the Funds’ Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (“FINRA”) rules and by other applicable laws and regulations.

Investors may be charged a fee if they effect transactions through an intermediary, broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at a Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

Table Of Contents - Prospectus
24

FINANCIAL HIGHLIGHTS

The financial highlights in the following tables are intended to help you understand each Fund’s financial performance for the fiscal period indicated. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund – Class I

	Year Ended October 31, 2014	Period Ended October 31, 2013(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.48	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.14)	(0.07)
Net Realized and Unrealized Gains on Investments	0.94	0.80
Total from Investment Operations	0.80	0.73

LESS DISTRIBUTIONS:
Net Investment Income	–	–
Net Capital Gains	(0.78)	(0.25)
Tax Return of Capital	–	–
Total Distributions	(0.78)	(0.25)

Net Asset Value, End of Period	$10.50	$10.48

TOTAL RETURN	7.95%	7.35%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$305,504	$264,883

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	1.62%	1.65%(4)
After Expense Reimbursement/Recoupment	1.64%	1.59%(4)

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Reimbursement/Recoupment	(1.27)%	(1.42)%(4)
After Expense Reimbursement/Recoupment	(1.29)%	(1.36)%(4)

Portfolio Turnover Rate	97.63%	56.76%(3)

1	The Fund commenced operations on May 1, 2013.
2	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

Table Of Contents - Prospectus
25

Stone Ridge U.S. Large Cap Variance Risk Premium Fund – Class M

	Year Ended October 31, 2014	Period Ended October 31, 2013(1)

PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.47	$10.00

INVESTMENT OPERATIONS:
Net Investment Income (Loss) (2)	(0.15)	(0.07)
Net Realized and Unrealized Gains on Investments	0.93	0.79
Total from Investment Operations	0.78	0.72

LESS DISTRIBUTIONS:
Net Investment Income	–	–
Net Capital Gains/(loss)	(0.78)	(0.25)
Tax Return of Capital	–	–
Total Distributions	(0.78)	(0.25)

Net Asset Value, End of Period	$10.47	$10.47

TOTAL RETURN	7.76%	7.25%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$113,345	$97,381

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	1.77%	1.80%(4)
After Expense Reimbursement/Recoupment	1.79%	1.74%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Reimbursement/Recoupment	(1.42)%	(1.57)%(4)
After Expense Reimbursement/Recoupment	(1.44)%	(1.51)%(4)

Portfolio Turnover Rate	97.63%	56.76%(3)

1	The Fund commenced operations on May 1, 2013.
2	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

Table Of Contents - Prospectus
26

Stone Ridge U.S. Small Cap Variance Risk Premium Fund – Class I

	Year Ended October 31, 2014	Period Ended October 31, 2013(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.65	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.16)	(0.09)
Net Realized and Unrealized Gains on Investments	0.45	0.99
Total from Investment Operations	0.29	0.90

LESS DISTRIBUTIONS:
Net Investment Income	–	–
Net Capital Gains	(0.75)	(0.25)
Tax Return of Capital	(0.15)	–
Total Distributions	(0.90)	(0.25)

Net Asset Value, End of Period	$10.04	$10.65

TOTAL RETURN	2.85%	9.09%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$115,717	$100,579

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	1.60%	1.80%(4)
After Expense Reimbursement/Recoupment	1.62%	1.75%(4)

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Reimbursement/Recoupment	(1.54)%	(1.76)%(4)
After Expense Reimbursement/Recoupment	(1.56)%	(1.71)%(4)

Portfolio Turnover Rate	34.92%	33.66%(3)

1	The Fund commenced operations on May 1, 2013.
2	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

Table Of Contents - Prospectus
27

Stone Ridge U.S. Small Cap Variance Risk Premium Fund – Class M

	Year Ended October 31, 2014	Period Ended October 31, 2013(1)

PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.64	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.17)	(0.10)
Net Realized and Unrealized Gains on Investments	0.44	0.99
Total from Investment Operations	0.27	0.89

LESS DISTRIBUTIONS:
Net Investment Income	–	–
Net Capital Gains	(0.75)	(0.25)
Tax Return of Capital	(0.15)	–
Total Distributions	(0.90)	(0.25)

Net Asset Value, End of Period	$10.01	$10.64

TOTAL RETURN	2.65%	8.99%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$13,925	$13,246

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	1.75%	1.95%(4)
After Expense Reimbursement/Recoupment	1.77%	1.90%(4)

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Reimbursement/Recoupment	(1.69)%	(1.91)% (4)
After Expense Reimbursement/Recoupment	(1.71)%	(1.86)% (4)

Portfolio Turnover Rate	34.92%	33.66%(3)

1	The Fund commenced operations on May 1, 2013.
2	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

Table Of Contents - Prospectus
28

Stone Ridge U.S. Variance Risk Premium Master Fund – Class I

	Year Ended October 31, 2014	Period Ended October 31, 2013(1)

PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.40	$10.00

INVESTMENT OPERATIONS:
Net Investment Income (2)	0.51(3)	0.24(3)
Net Realized and Unrealized Gains on Investments	0.10(3)	0.39(3)
Total from Investment Operations	0.61(3)	0.63(3)

LESS DISTRIBUTIONS:
Net Investment Income	(0.51)	(0.23)
Net Capital Gains	–	–
Tax Return of Capital	–	–
Total Distributions	(0.51)	(0.23)

Net Asset Value, End of Period	$10.50	$10.40

TOTAL RETURN	6.02%	6.42%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$164,687	$146,296

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	0.13%	0.26%(5)
After Expense Reimbursement/Recoupment	N/A	N/A

Ratio of Net Investment Income to Average Net Assets:
Before Expense Reimbursement/Recoupment	4.91%	5.29%(5)
After Expense Reimbursement/Recoupment	N/A	N/A

Portfolio Turnover Rate	6.46%	0.62%(4)

1	The Fund commenced operations on May 22, 2013.
2	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
3
Per share amounts only include income and expenses of the U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.

4	Not annualized.
5	Annualized.

Table Of Contents - Prospectus
29

Stone Ridge U.S. Variance Risk Premium Master Fund – Class M

	Year Ended October 31, 2014	Period Ended October 31, 2013(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.40	$10.00

INVESTMENT OPERATIONS:
Net Investment Income (2)	0.51(3)	0.24(3)
Net Realized and Unrealized Gains on Investments	0.09(3)	0.39(3)
Total from Investment Operations	0.60(3)	0.63(3)

LESS DISTRIBUTIONS:
Net Investment Income	(0.50)	(0.23)
Net Capital Gains	–	–
Tax Return of Capital	–	–
Total Distributions	(0.50)	(0.23)

Net Asset Value, End of Period	$10.50	$10.40

TOTAL RETURN	5.88%	6.36%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$108,003	$80,018

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	0.28%	0.41%(5)
After Expense Reimbursement/Recoupment	N/A	N/A

Ratio of Net Investment Income to Average Net Assets:
Before Expense Reimbursement/Recoupment	4.82%	5.37%(5)
After Expense Reimbursement/Recoupment	N/A	N/A

Portfolio Turnover Rate	6.46%	0.62%(4)

1	The Fund commenced operations on May 22, 2013.
2	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
3
Per share amounts only include income and expenses of the U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.

4	Not annualized.
5	Annualized.

Table Of Contents - Prospectus
30

Stone Ridge International Developed Markets Variance Risk Premium Fund – Class I

Period Ended October 31, 2014(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.12)
Net Realized and Unrealized Gains on Investments	0.17
Total from Investment Operations	0.05(3)

LESS DISTRIBUTIONS:
Net Investment Income	–
Net Capital Gains	(0.19)
Tax Return of Capital	(0.16)
Total Distributions	(0.35)

Net Asset Value, End of Period	$9.70

TOTAL RETURN	0.47%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$59,551

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	2.16%(5)
After Expense Reimbursement/Recoupment	1.75%(5)

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Reimbursement/Recoupment	(2.12)%(5)
After Expense Reimbursement/Recoupment	(1.71)%(5)

Portfolio Turnover Rate	70.35%(4)

(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Includes redemption fees of less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

Table Of Contents - Prospectus
31

Stone Ridge International Developed Markets Variance Risk Premium Fund – Class M

Period Ended October 31, 2014(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.13)
Net Realized and Unrealized Gains on Investments	0.17
Total from Investment Operations	0.04(3)

LESS DISTRIBUTIONS:
Net Investment Income	–
Net Capital Gains	(0.19)
Tax Return of Capital	(0.16)
Total Distributions	(0.35)

Net Asset Value, End of Period	$9.69

TOTAL RETURN	0.36%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$18,795

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	2.35%(5)
After Expense Reimbursement/Recoupment	1.90%(5)

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Reimbursement/Recoupment	(2.31)%(5)
After Expense Reimbursement/Recoupment	(1.86)%(5)

Portfolio Turnover Rate	70.35%(4)

(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Includes redemption fees of less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

Table Of Contents - Prospectus
32

Stone Ridge Emerging Markets Variance Risk Premium Fund – Class I

Period Ended October 31, 2014(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.11)
Net Realized and Unrealized Gains on Investments	0.40
Total from Investment Operations	0.29(3)

LESS DISTRIBUTIONS:
Net Investment Income	–
Net Capital Gains	(0.34)
Tax Return of Capital	(0.01)
Total Distributions	(0.35)

Net Asset Value, End of Period	$9.95

TOTAL RETURN	3.05%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$36,142

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	2.41%(5)
After Expense Reimbursement/Recoupment	1.80%(5)

Ratio of Net Investment Loss to Average Net Assets:
Before Expense Reimbursement/Recoupment	(2.07)%(5)
After Expense Reimbursement/Recoupment	(1.46)%(5)

Portfolio Turnover Rate	229.94%(4)

(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Includes redemption fees of less than $0.01 per share.
(4)	Not annualized.
(5)	Annualized.

Table Of Contents - Prospectus
33

Stone Ridge Emerging Markets Variance Risk Premium Fund – Class M

Period Ended October 31, 2014(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.00

INVESTMENT OPERATIONS:
Net Investment Loss (2)	(0.12)
Net Realized and Unrealized Gains on Investments	0.41
Total from Investment Operations	0.29

LESS DISTRIBUTIONS:
Net Investment Income	–
Net Capital Gains	(0.34)
Tax Return of Capital	(0.01)
Total Distributions	(0.35)

Net Asset Value, End of Period	$9.94

TOTAL RETURN	2.95%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$3,702

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	2.84%(4)
After Expense Reimbursement/Recoupment	1.95%(4)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Reimbursement/Recoupment	(2.50)%(4)
After Expense Reimbursement/Recoupment	(1.61)%(4)

Portfolio Turnover Rate	229.94%(3)

(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.

Table Of Contents - Prospectus
34

Stone Ridge International Variance Risk Premium Master Fund – Class I

Period Ended October 31, 2014(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.00

INVESTMENT OPERATIONS:
Net Investment Income (2)	0.34(3)
Net Realized and Unrealized Loss on Investments	(0.24)(3)
Total from Investment Operations	0.09(3)

LESS DISTRIBUTIONS:
Net Investment Income	(0.24)
Net Capital Gains	–
Tax Return of Capital	(0.10)
Total Distributions	(0.34)

Net Asset Value, End of Period	$9.76

TOTAL RETURN	0.92%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$5,971

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	0.82%(5)
After Expense Reimbursement/Recoupment	0.25%(5)

Ratio of Net Investment Income to Average Net Assets:
Before Expense Reimbursement/Recoupment	4.20%(5)
After Expense Reimbursement/Recoupment	4.77%(5)

Portfolio Turnover Rate	21.41%(4)

(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)
Per share amounts only include income and expenses of the International Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.

(4)	Not annualized.
(5)	Annualized.

Table Of Contents - Prospectus
35

Stone Ridge International Variance Risk Premium Master Fund – Class M

Period Ended October 31, 2014(1)
PER SHARE DATA:

Net Asset Value, Beginning of Period	$10.00

INVESTMENT OPERATIONS:
Net Investment Income (2)	0.32(3)
Net Realized and Unrealized Loss on Investments	(0.24)(3)
Total from Investment Operations	0.07(3)(4)

LESS DISTRIBUTIONS:
Net Investment Income	(0.22)
Net Capital Gains	–
Tax Return of Capital	(0.10)
Total Distributions	(0.32)

Net Asset Value, End of Period	$9.76

TOTAL RETURN	0.82%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000’s)	$19,533

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement/Recoupment	0.98%(6)
After Expense Reimbursement/Recoupment	0.40%(6)

Ratio of Net Investment Income to Average Net Assets:
Before Expense Reimbursement/Recoupment	3.93%(6)
After Expense Reimbursement/Recoupment	4.51%(6)

Portfolio Turnover Rate	21.41%(5)

(1)	The Fund commenced operations on February 11, 2014.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)
Per share amounts only include income and expenses of the International Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.

(4)	Includes redemption fees of less than $0.01 per share.
(5)	Not annualized.
(6)	Annualized.

Table Of Contents - Prospectus
36

STONE RIDGE’S PRIVACY NOTICE1

Stone Ridge’s Commitment to Its Customers2

Stone Ridge recognizes and respects the privacy expectation of each of its customers. Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities. This means, most importantly, that Stone Ridge does not sell customers’ non-public personal information to any third parties. Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

•	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income, and accounts at other institutions;

•	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

•	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

•
In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals, or groups that are not affiliated with Stone Ridge. For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

•
In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with a Stone Ridge affiliated company.

•
In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for or on behalf of Stone Ridge. Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties. In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

•	Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is authorized by law to do so.

1 Provided by Stone Ridge Asset Management LLC, Stone Ridge Trust, Stone Ridge Trust II, and Stone Ridge Trust III
2 For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge-affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

Table Of Contents - Prospectus
37

How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of its customers’ non-public personal information.

Keeping Its Customers Informed

As required by federal law, Stone Ridge will notify customers of Stone Ridge’s Privacy Policy annually. Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

Table Of Contents - Prospectus
38

USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of nine funds. The Funds are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined Prospectus.

How to Obtain Additional Information.

•
You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Funds’ website at www.stoneridgefunds.com or calling your financial consultant.

•
You may review and copy information about a Fund, including the Statement of Additional Information, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Securities and Exchange Commission at (202) 551-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Fund on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Fund’s file number.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the Distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Investment Adviser
Stone Ridge Asset Management LLC
405 Lexington Ave., 55th Floor
New York, NY 10174

Investment Company Act File Number: 811-22761

Table Of Contents - Prospectus

Statement of Additional Information

Stone Ridge Trust

Stone Ridge U.S. Large Cap Variance Risk Premium Fund
(Formerly, Stone Ridge U.S. Variance Risk Premium Fund)
Class I	VRLIX
Class M	VRLMX

Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Class I	VRSIX
Class M	VRSMX

Stone Ridge U.S. Variance Risk Premium Master Fund
(Formerly, Stone Ridge U.S. Master Variance Risk Premium Fund)
Class I	VRPIX
Class M	VRPMX

Stone Ridge International Developed Markets Variance Risk Premium Fund
Class I	VRFIX
Class M	VRFMX

Stone Ridge Emerging Markets Variance Risk Premium Fund
Class I	VRMIX
Class M	VRMMX

Stone Ridge International Variance Risk Premium Master Fund
(Formerly, Stone Ridge International Master Variance Risk Premium Fund)
Class I	VRIIX
Class M	VRIMX

Stone Ridge Global Equity Variance Risk Premium Master Fund
Class I	VRGIX
Class M	VRGMX

February 28, 2015

405 Lexington Ave, 55th Floor
New York, NY 10174
(855) 609-3680

Stone Ridge Trust consists of nine funds, including Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, Stone Ridge International Variance Risk Premium Master Fund and Stone Ridge Global Equity Variance Risk Premium Master Fund (each, a “Fund” and collectively, the “Funds”).

Each of the Funds is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated February 28, 2015, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number, listed above.

Stone Ridge Trust

Stone Ridge U.S. Large Cap Variance Risk Premium Fund
Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Stone Ridge U.S. Variance Risk Premium Master Fund
Stone Ridge International Developed Markets Variance Risk Premium Fund
Stone Ridge Emerging Markets Variance Risk Premium Fund
Stone Ridge International Variance Risk Premium Master Fund
Stone Ridge Global Equity Variance Risk Premium Master Fund

Table Of Contents - SAI

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The Prospectus discusses the investment objectives of Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly, Stone Ridge U.S. Variance Risk Premium Fund) (the “U.S. Large Cap VRP Fund”), Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”), Stone Ridge U.S. Variance Risk Premium Master Fund (formerly, Stone Ridge U.S. Master Variance Risk Premium Fund) (the “U.S. VRP Master Fund”), Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets VRP Fund”), Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”), Stone Ridge International Variance Risk Premium Master Fund (formerly, Stone Ridge International Master Variance Risk Premium Fund) (the “International VRP Master Fund”) and Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”), as well as the principal investment strategies they employ to achieve those objectives and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices the Funds may employ and certain related risks of the Funds are described below. Each of the U.S. VRP Master Fund, International VRP Master Fund and Global Equity VRP Master Fund (collectively, the “Master Funds”) may be exposed to the different types of investments described below through its investments in other mutual funds (the “Underlying Funds”). Each Fund is a non-diversified investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.
Effective as of February 28, 2015, Stone Ridge U.S. Variance Risk Premium Fund, Stone Ridge U.S. Master Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund changed their names to Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund and Stone Ridge International Variance Risk Premium Master Fund, respectively.

References herein to the “Adviser” or “Stone Ridge” shall mean Stone Ridge Asset Management LLC.

There is no assurance that a Fund’s investment objective will be achieved. Additionally, since each Fund’s investment objective has been adopted as a non-fundamental investment policy, a Fund’s investment objective may be changed without a vote of shareholders.

Investment Strategies and Risks of the Funds

Derivatives. In addition to the derivatives transactions described in the Prospectus, the Funds may also enter into derivatives contracts with respect to any security or other instrument in which they are permitted to invest or with respect to any related security, instrument or index (“reference instruments”). The Funds may enter into a variety of derivative contracts, but typically expect to enter into put and call options, futures contracts, options on futures contracts, and swaps. This universe of investments is subject to change under varying market conditions and as these instruments evolve over time. Derivatives are financial instruments the value of which is derived from the underlying instrument, rate or other reference. The derivatives contracts the Funds intend to enter into may be listed on an exchange or traded over the counter. Over-the-counter (“OTC”) derivatives may be standardized or have customized features and may have limited or no liquidity. The Funds’ derivatives contracts may be centrally cleared or settled bilaterally directly with a counterparty. The Funds’ derivatives contracts may be cash or physically settled.

The derivatives contracts the Funds may enter into involve substantial risk. Derivatives typically allow a Fund to seek to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. The Funds incur costs in connection with opening and closing derivatives positions.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in a Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by a Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing a Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the Adviser’s failure to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

Table Of Contents - SAI

Options. The Funds intend to write (sell) call options and put options on reference instruments, including, but not limited to, single equity securities, American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”), indices, currencies, commodities and other securities that may provide exposure to the relevant markets. A call option typically gives the option buyer the right (but not the obligation) to buy, and requires the option seller to sell, a reference instrument at an agreed-upon price; a put option gives the option buyer the right (but not the obligation) to sell, and requires the option seller to purchase, a reference instrument at an agreed-upon price. Generally, the Funds intend to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the reference instrument). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, the Funds will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, the Funds will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option is exercised, the Funds will either purchase or sell the reference instrument at the strike price or pay to the option holder the difference between the strike price and the current price level of the reference instrument, depending on the terms of the option.

The value of options may be adversely affected if the market for such options becomes less liquid or smaller. A Fund’s ability to close out its position as a seller of an OTC option or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. A Fund’s ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

Special risks are presented by internationally traded options. Such transactions may not be regulated as effectively as similar transactions in the U.S. and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. Because of the differences in trading hours between the U.S. and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed.

The hours of trading for options may not conform to the hours during which the underlying instruments are traded. To the extent that the options markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value of the underlying securities, changes in the dividend rates of the underlying securities, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying instruments and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate or other events affecting the underlying instrument, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce a Fund’s capital appreciation potential on the underlying instrument.

The premium, the exercise price and the market value of the applicable underlying instrument together will determine the gain or loss realized by a Fund as the seller of the option. As a result of each Fund’s option strategy and the use of leverage, the derivatives risk (described further above) will be significant in the Funds.

Futures. The Funds may buy and sell a variety of futures contracts that relate to, among other things, debt securities (these are referred to as “interest rate futures”), broadly-based securities indices (“stock index futures” and “bond index futures”), foreign currencies, commodities and individual equity securities (“single stock futures”). Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Table Of Contents - SAI

A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on equity securities of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

No money is paid or received by the Funds on the purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant (the “FCM”). Initial margin payments will be deposited with each Fund’s custodian bank in an account registered in the futures broker’s name. However, the FCM can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on a Fund’s books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or by the FCM daily.

At any time prior to expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Put and Call Options. The Funds can buy and sell exchange-traded and OTC put options (“puts”) and call options (“calls”), including, but not limited to, index options, securities options, currency options, commodities options and options on futures. A Fund’s options transactions can result in a substantial portion of a Fund’s income consisting of short-term capital gains, which are taxable to shareholders as ordinary income when distributed to them.

●
Writing Call Options. The Funds may write (that is, sell) calls. When a Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to the purchaser of the call on that security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. When a Fund writes covered call options (meaning the Fund owns or has the right to acquire the underlying security at all times during the option period), the Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

When a Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specific multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a “closing purchase transaction.” The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. Once a Fund receives an exercise notice for its option, however, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. Thus, the use of covered call options may require a Fund to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Fund can realize above the exercise price of an option on a security, or may cause the Fund to hold a security that it might otherwise sell. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

Table Of Contents - SAI

The Funds may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract.

●
Writing Put Options. The Funds may write (that is, sell) put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.

The premium a Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price. However, a Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price if the value of the investment falls below the exercise price.

If a put a Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium, less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment from the put option buyer at the exercise price. That price will usually exceed the market value of the investment at that time. A Fund will incur a loss upon the exercise of the put option to the extent that the premium received (less the Fund’s transaction costs) does not outweigh the exercise price.

As long as a Fund’s obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

A Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit a Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.

●
Purchasing Puts and Calls. The Funds may purchase call options. When a Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

A Fund can buy puts whether or not it owns the underlying investment. When a Fund purchases a put, it pays a premium and, except as to puts on underlying investments in which the Fund cannot trade directly (such as, for example, indices), has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

Table Of Contents - SAI

Buying a put on an investment a Fund does not own (such as an index or a future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Buying a put on securities or futures a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

When a Fund purchases a call or put on an underlying investment in which it cannot invest directly (such as an index), it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

●
Buying and Selling Options on Foreign Currencies. The Funds can buy and sell exchange-traded and OTC put options and call options on foreign currencies. The Funds could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities a Fund wants to acquire.

If the Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund’s position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a “cross-hedging” strategy.

Risks of Hedging with Options and Futures. The use of hedging strategies requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Fund’s return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

A Fund’s option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within each Fund’s control, holding a put might cause a Fund to sell the related investments for reasons that would not exist in the absence of the put.

A Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund’s net asset value being more sensitive to changes in the value of the underlying investment.

Table Of Contents - SAI

If a covered call written by a Fund is exercised on an underlying investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund’s portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of a Fund’s securities. For example, it is possible that while a Fund has used derivative instruments in a short hedge, the market may advance and the value of the securities held in the Fund’s portfolio might decline. If that occurred, a Fund would lose money on the derivative instruments and also experience a decline in the value of its portfolio securities.

The risk of imperfect correlation increases as the composition of a Fund’s portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund might use derivative instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

The Funds can use derivative instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If a Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedge position that is not offset by a reduction in the price of the securities purchased.

Swaps. The Funds may enter into swap agreements, including interest rate, total return, credit default and volatility swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for a specified period of time typically ranging from a few weeks to more than one year. The swapped returns are generally calculated with respect to a notional amount, that is, the return on a particular dollar amount invested in the underlying asset. In a standard swap transaction, two parties agree to exchange the returns (or the difference between the returns) earned or realized on a particular asset, such as an equity or debt security, commodity or currency, or non-asset reference, such as an interest rate or index. The Funds may enter into swap agreements to, among other reasons, gain exposure to certain markets in the most economical way possible, protect against currency fluctuations, or reduce risk arising from a particular portfolio position.

The Funds may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between a Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of more than one swap transaction, the amount payable shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on any swap, the counterparty can terminate all outstanding swaps with that party. As a result, to the extent a Fund enters into master netting agreements with a counterparty, the Fund may be required to terminate a greater number of swap agreements than if it had not entered into such an agreement, which may result in losses to the Fund.

Table Of Contents - SAI

The use of swap agreements by the Funds entails certain risks. Swap agreements entail credit risk arising from the possibility that the counterparty will default. If the counterparty defaults, the Funds’ loss will consist of the net amount of contractual payments that the Funds have not yet received. The Adviser will monitor the creditworthiness of counterparties to the Funds’ swap transactions on an ongoing basis. Swap agreements may effectively add leverage to a Fund’s portfolio because such Fund would be subject to investment exposure on the notional amount of the swap. Swap agreements also involve liquidity risk.

●
Interest Rate Swaps. The Funds may enter into interest rate swaps. In an interest rate swap, a Fund and another party exchange the right to receive or the obligation to pay interest on a security or other reference rate. For example, they might swap the right to receive floating rate payments for fixed rate payments. There is a risk that, based on movements of interest rates, the payments made by a Fund under a swap agreement will be greater than the payments it receives.

●
Total Return Swaps. The Funds may enter into total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset, such as a security or basket of securities, or non-asset reference, such as a securities index, during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from different underlying assets or references. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

●
Credit Default Swaps. The Funds may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Funds may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. The Funds may enter into credit default swaps, both directly (“unfunded swaps”) and indirectly (“funded swaps”) in the form of a swap embedded within a structured security. Unfunded and funded credit default swaps may refer to a single security or a basket of securities.

If a Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If a Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount.

Risks of credit default swaps include counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that a Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If a Fund is selling credit protection, there is a risk that a credit event will occur and that such Fund will have to pay par value on defaulted bonds. If a Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if a Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing.

●
Volatility Swap Contracts. The Funds may enter into volatility swaps to hedge the direction of volatility in a particular asset or non-asset reference, or for other non-speculative purposes. For volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility of the underlying asset or reference.

●
Swap Options and Swap Forwards. The Funds also may enter into options on swaps as well as forwards on swaps. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement on pre-designated terms. The Funds may write (sell) and purchase put and call swap options. A swap forward is an agreement to enter into a swap agreement at some point in the future, usually three to six months from the date of the contract.

Table Of Contents - SAI

The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap. A Fund generally will incur a greater risk when it writes a swap option than when it purchases a swap option. When a Fund purchases a swap option it risks losing only the amount of the premium it has paid if the Fund lets the option expire unexercised. When a Fund writes a swap option it will become obligated, upon exercise of the option by the counterparty, according to the terms of the underlying agreement.

Counterparty Risk. The Funds will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, they deal, whether they engage in exchange traded or off-exchange transactions. If a Fund’s FCM becomes bankrupt or insolvent, or otherwise defaults on its obligations to a Fund, the Fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations. The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated derivatives transactions from such FCM’s proprietary funds. If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM. Furthermore, in the event of an FCM’s bankruptcy, a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the Fund (for example, U.S. Treasury bills deposited by the Fund) may be held by the FCM. FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds owed and on deposit with such FCM. Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital. In addition, an FCM will generally provide the clearinghouse the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are, therefore, subject to the risk that a clearinghouse will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default. A Fund may also be subject to the risk that it will be required to provide additional variation margin to the clearinghouse before the clearinghouse will move the Fund’s cleared derivatives transactions to another clearing member. Furthermore, in the event of the bankruptcy or insolvency of a clearinghouse, a Fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before a Fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.

In the case of cleared swaps, the FCM is required to notify the clearinghouse of the initial margin provided by the clearing member to the clearinghouse that is attributable to each customer. However, if the FCM does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearinghouse will use the Fund’s assets held in an omnibus account at the clearinghouse to satisfy payment obligations of a defaulting customer of the clearing member to the clearinghouse.

Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, the Funds are subject to the risk that a counterparty will not perform its obligations under the related contracts. Although the Funds intend to enter into transactions only with counterparties which the Adviser believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Funds will not sustain a loss on a transaction as a result. In situations where the Funds are required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, a Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.

The Funds are subject to the risk that issuers of a Fund’s portfolio instruments may default on their obligations under those instruments and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Funds invest will not default or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur and that a Fund will not sustain a loss on a transaction as a result.

Transactions entered into by the Funds may be executed on various U.S. and non-U.S. exchanges and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world. Although the Funds attempt to execute, clear and settle the transactions through entities the Adviser believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a Fund.

Table Of Contents - SAI

Foreign Currency Transactions. The Funds also may purchase and sell foreign currency options and foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through deliverable and non-deliverable forward foreign currency exchange contracts (“forwards”). The Funds may (but are not required to) engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Suitable currency hedging transactions may not be available in all circumstances and the Adviser may decide not to use hedging transactions that are available.

Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

The Funds may use currency forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Funds own or intend to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, a Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a “transaction hedge.” The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a “position hedge.” When a Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a “cross hedge.”

To avoid excess transactions and transaction costs, a Fund may maintain a net exposure to forward contracts in excess of the value of the Fund’s portfolio securities or other assets denominated in foreign currencies, subject to appropriate cover or asset segregation.

The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the “spot” (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency a Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

Table Of Contents - SAI

The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs. The use of forward contracts in this manner might reduce a Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

At or before the maturity of a forward contract requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The costs to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, each Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to one Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

Additional Information About Derivatives Transactions

Margin. The Funds may post cash, securities or other assets and these instruments may not be denominated in the same currency as the contract they secure or the underlying instrument of the contract. This may give rise to a form of currency exposure, where changes in the value of foreign currencies can impact the value of the margin on deposit. The Funds may at times have significant margin obligations to broker-dealers or other entities as a result of listed or OTC derivatives positions. The Funds may use a tri-party collateral protection mechanism; tri-party arrangements may result in higher costs than if a Fund had posted margin directly. The Funds may also establish alternative collateral mechanisms in order to achieve a balance between cost and counterparty credit risk to a Fund.

Asset Segregation/Cover. To the extent obligations created by a Fund may be deemed to create “senior securities” (as defined in the 1940 Act), the Fund may be required to segregate or earmark liquid assets. A Fund will segregate with its custodian or otherwise designate on its records (“earmark”) cash, cash equivalents or liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are segregated or earmarked may be based on the derivative’s notional value or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. A Fund may segregate or earmark amounts in addition to the amounts described above. For example, if a Fund writes a physically settled put option, it will typically segregate or earmark liquid assets equal to the exercise price of the option, less margin on deposit, or hold the reference instrument directly; if the Fund writes a cash settled put option, it will typically segregate or earmark liquid assets equal to the amount the option is in the money (meaning the difference between the exercise price of the option and the current market price of the reference instrument, when the exercise price of the option is higher than the market price of the reference instrument), marked to market on a daily basis, less margin on deposit. Alternatively, a Fund may, in certain circumstances, enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may cover a written put option with a purchased put option with the same or higher exercise price or cover a written call option with a purchased call option with the same or lower exercise price). Although the Adviser will attempt to ensure that a Fund has sufficient liquid assets in respect of its obligations under its derivative contracts, it is possible that the Fund’s liquid assets may be insufficient to support such obligations under its derivatives positions. A Fund may modify its asset segregation policies from time to time.

Table Of Contents - SAI

Leverage. Leverage may cause a Fund to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. Some derivatives have the potential for loss, regardless of the size of the initial investment. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. The loss on leverage transactions may substantially exceed the initial investment.

Hedging. Although it is not obligated to do so, each Fund can use derivatives to hedge. A Fund can use hedging to attempt to protect against declines in the market value of that Fund’s portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated or to facilitate selling securities for investment reasons. The Funds can use hedging to establish a portfolio position as a temporary substitute for purchasing particular securities. In that case, the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that their portfolio securities would not be fully included in a rise in value of the market.

The Funds can use derivatives to hedge by taking or long or short positions in the underlying securities, related securities, or other derivatives positions. To gain long investment exposure, the Funds may invest in securities directly. To gain short investment exposure, the Funds may use derivatives (including futures) and make short sales, including short sales of assets the Funds do not own. Some of the hedging strategies the Funds can use are described below. The Funds may use additional hedging strategies as discussed elsewhere in this SAI, and they may employ new hedging strategies when they are developed, if those investment methods are consistent with the Funds’ investment objectives and are permissible under applicable regulations governing the Funds.

●
“Structured” Notes. The Funds can invest in “structured” notes, which are specially-designed derivative debt investments whose principal payments or interest payments are linked to the value of an underlying asset, such as an equity or debt security, currency, or commodity, or non-asset reference, such as an interest rate or index. The terms of the instrument may be “structured” by the purchaser (the Funds) and the borrower issuing the note.

The values of these notes will fall or rise in response to changes in the values of the underlying asset or reference and the Funds might receive less principal or interest if the underlying asset or reference does not perform as anticipated. In some cases, these notes may pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

The values of these notes are also subject to both credit risk (if the counterparty fails to meet its obligations) and interest rate risk and therefore the Funds could receive more or less than they originally invested when a note matures. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Funds to value them or sell them at an acceptable price.

●
Swaps, Swap Options and Swap Forwards. The Funds can invest in swap agreements, including interest rate, total return, credit default, and volatility swaps, and options and forwards thereon for hedging purposes, as described more fully under “Swaps” above.

Regulatory Issues. With respect to the Global Equity VRP Master Fund, International VRP Master Fund and U.S. VRP Master Fund, the Adviser is excluded from the obligations of a registered commodity pool operator (“CPO”) because it has claimed the relief provided to fund of fund operators pursuant to U.S. Commodity Futures Trading Commission (the “CFTC”) No-Action Letter 12-38 (the “Relief”) and, therefore, is not subject to registration or regulation as a CPO under the Commodity Exchange Act (the “CEA”). The Adviser is eligible for the Relief due to its de minimis direct and indirect exposure to commodity interests, which include futures, options, and certain swaps.

With respect to the U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund, the Adviser has claimed an exclusion from the definition of the term CPO under the CEA pursuant to CFTC Rule 4.5. Accordingly, the Adviser (with respect to each Fund) is not subject to registration or regulation as a CPO under the CEA. To remain eligible for the exclusion, each Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

Table Of Contents - SAI

Tax Aspects of Certain Derivative Instruments. A Fund’s investments in options and other derivative instruments could affect the amount, timing and character of distributions from the Fund; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Taxation” below.

Equity Securities. The Funds may invest directly or indirectly in equity securities, including certain types of equity securities of both foreign and U.S. companies. Those equity securities include common stocks, preferred stocks, and rights and warrants. Returns on equities consist of any dividends received plus the amount of appreciation or depreciation in the value of the equity security. Certain equity securities may be purchased because they may provide dividend income.

●
Common Stock. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure

●
Preferred Stocks. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid. Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemption prior to maturity, which also can have a negative impact on prices when interest rates decline.

●
Rights and Warrants. The Funds can hold warrants or rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

●
Risks of Investing in Equities. Equities fluctuate in price, and their short-term volatility at times may be great. To the extent that a Fund obtains exposure to equity securities, the value of that Fund’s portfolio will be affected by changes in the stock markets. Market risk can affect the Funds’ net asset value per share, which will fluctuate as the values of the Funds’ portfolio securities change. The prices of individual equity securities do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from one another.

Other factors can affect a particular equity security’s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

The Funds’ Subsidiaries. The assets of each of the Developed Markets VRP Fund and the Emerging Markets VRP Fund may be invested in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands. Each Subsidiary is expected write call and put options related to either Developed Markets or Emerging Markets securities. Neither Fund expects to invest more than 35% of its assets in its Subsidiary. Under an investment management agreement with the Subsidiary, the Adviser will provide the Subsidiary with the same type of management services as the Adviser provides to the Funds.

By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The instruments held by the Subsidiary are in many respects similar to those that are permitted to be held by the Fund and subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

Table Of Contents - SAI

Small and Mid-Capitalization Investing. The Funds may invest in the securities of small capitalization companies, ETFs whose portfolios consist primarily of common stocks of small-capitalization companies, mid-capitalization companies, recently organized companies and derivative instruments related to those securities. Historically, such securities, and particularly securities of smaller capitalization companies, have been more volatile in price than those of larger capitalized, more established companies. Many of the risks that apply to small capitalization companies apply equally to mid-capitalization companies, and such companies are included in the term “small capitalization companies” for the purposes of this risk factor. The securities of small capitalization and recently organized companies pose greater investment risks because such companies may have limited product lines, distribution channels and financial and managerial resources. In particular, small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. The equity securities of small capitalization companies are often traded over the counter or on regional exchanges and may not be traded in the volumes typical on a national securities exchange. Consequently, the Funds or entities in which the Funds obtain exposure may be required to dispose of such securities or remain in a short position over a longer (and potentially less favorable) period of time than is required to dispose of or close out of a short position with respect to the securities of larger, more established companies. Investments in small capitalization companies may also be more difficult to value than other types of securities because of the foregoing considerations as well as lower trading volumes. Investments in companies with limited or no operating histories are more speculative and entail greater risk than do investments in companies with an established operating record.

Large Capitalization Investing. The equity securities of large capitalization companies can perform differently from other segments of the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller capitalizations, they may also be less flexible in evolving markets or unable to implement changes as quickly as their smaller counterparts. Accordingly the value of equity securities issued by large capitalization companies may not rise to the same extent as the value of equity securities issued by small or mid-cap companies under certain market conditions or during certain periods. Market capitalizations of companies change over time.

Investment in Other Investment Companies. The Funds may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The Funds may invest, for example, in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Funds might do so as a way of gaining exposure to the segments of the equity represented by the exchange-traded funds’ portfolio, at times when the Funds may not be able to buy those portfolio securities directly.

The shares of other investment companies may fluctuate in price and may be worth more or less when a Fund sells them. Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Exchange-Traded Funds. Each Fund may invest directly or indirectly in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. The Funds will purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

Table Of Contents - SAI

Investments in ETFs are subject to the same risks as investments in other investment companies, as described above. Certain risks of investing in an ETF are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index); and the risk that because an ETF is not actively managed, it cannot sell poorly performing stocks as long as they are represented in the index. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAVs and the risk that the ETFs may not be liquid. Furthermore, there may be times when the exchange halts trading, in which case the investors owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments could expose investors in ETFs to unknown risks.

Debt Investments. The Funds can invest directly or indirectly in debt securities. The Funds may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade. The Funds have no limits as to the maturity of debt securities in which they invest directly or indirectly or as to the market capitalization range of the issuers. The Funds do not have investment policies establishing specific maturity ranges for their investments, and they may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities markets.

Corporate Debt Securities. The Funds can purchase or gain exposure to a variety of debt securities of varying maturities issued by U.S. and foreign corporations, partnerships or other business entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date. The debt securities in which a Fund is directly or indirectly invested may be subordinate to other liabilities of the issuer. If a borrower becomes insolvent, the borrower’s assets may be insufficient to meet its obligations to the holders of its subordinated debt. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Below Investment Grade Securities. The Funds can invest directly or indirectly in below-investment-grade fixed income securities. Below investment grade debt securities, which are commonly called “junk bonds,” are bonds rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or Baa3 by Moody’s Investors Service, Inc., (“Moody’s”), or that have comparable ratings by another rating organization. Securities held directly or indirectly by the Funds may be downgraded to below investment grade status after a Fund purchases them. Issuers of high yield debt are in many cases highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. Issuers of high yield debt may also be in poor financial condition, face special competitive or product obsolescence problems, or be in bankruptcy or other reorganizations or corporate liquidations.

Convertible Securities. While some convertible securities are a form of debt security, in certain cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as “equity equivalents.” As a result, the rating assigned to the security has less impact on the Adviser’s investment decision with respect to convertible securities than in the case of non-convertible fixed income securities.

The value of a convertible security is a function of its “investment value” and its “conversion value.” If the investment value exceeds the conversion value, the security will behave more like a debt security and the security’s price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Funds can also buy or gain exposure to U.S. Treasury securities whose interest coupons have been “stripped” by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities (“TIPS”).

Table Of Contents - SAI

The U.S. Treasury securities called “TIPS” are designed to provide an investment that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the United States, such as Government National Mortgage Association pass-through mortgage certificates (called “Ginnie Maes”). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds (“Fannie Maes”) and Federal Home Loan Mortgage Corporation obligations (“Freddie Macs”). Others are supported only by the credit of the entity that issued them. Securities issued by Fannie Mae and Freddie Mac are also supported by commitments from the U.S. Treasury to purchase certain of those agencies’ securities during market conditions in which the U.S. Treasury deems it necessary for the promotion of market stability. In September 2008, the Federal Housing Finance Agency, an independent regulatory agency, placed the Federal National Mortgage Corporation and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of Treasury also entered into a new secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury will ensure that each company maintains a positive net worth.

Zero-Coupon U.S. Government Securities. The Funds can invest directly or indirectly in zero-coupon U.S. government securities. These will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Fund’s exposure to zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

Other Zero-Coupon Securities. The Funds may also obtain exposure to zero-coupon and delayed interest securities, and “stripped” securities of U.S. and foreign corporations and of foreign government issuers. These are similar in structure to zero-coupon and “stripped” U.S. government securities, but in the case of foreign government securities may or may not be backed by the “full faith and credit” of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

Other “Stripped” Securities. In addition to buying stripped Treasury securities, the Funds can invest directly or indirectly in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security’s principal or interest payments. These are a form of derivative investment.

Table Of Contents - SAI

Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an “interest-only” security, or “I/O,” and all of the principal is distributed to holders of another type of security, known as a “principal-only” security or “P/O.” Strips can be created for pass-through certificates or collateralized mortgage obligations (CMOs).

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, a Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

Other Floating Rate and Variable Rate Obligations. The Funds can invest directly or indirectly in debt securities that have floating or variable interest rates. Those variable rate obligations may have a demand feature that allows a Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

Because the interest rates on floating rate bonds adjust periodically to reflect current market rates, falling short-term interest rates should tend to decrease the income payable to the Funds on their floating rate investments and rising rates should tend to increase that income. However, investments in floating rate and variable rate obligations should also mitigate the fluctuations in the Funds’ net asset values during periods of changing interest rates, compared to changes in values of fixed-rate debt securities. Nevertheless, changes in interest rates can affect the value of a Fund’s floating rate investments, especially if rates change sharply in a short period, because the resets of the interest rates on the investments occur periodically and will not all happen simultaneously with changes in prevailing rates. Having a shorter average reset period for their portfolio of investments may help mitigate that risk.

The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as the Prime Rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument’s rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days’ notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days’ notice to the holder. The Funds can also invest directly or indirectly in step-coupon bonds that have a coupon rate that changes periodically during the life of the security on pre-determined dates that are set when the security is issued.

Exchange-Traded Notes (“ETNs”). An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee will reduce the amount of return on maturity or at redemption, and as a result the investor may receive less than the principal amount a maturity or upon redemption, even if the value of the relevant index has increased.

Money Market Instruments. The Funds can invest in money market instruments, which are U.S. dollar-denominated, high-quality, short-term debt obligations, to provide liquidity, for temporary defensive purposes, or for other purposes. Money market instruments may have fixed, variable or floating interest rates. Examples of money market instruments include obligations issued or guaranteed by the U.S. government (or any of its agencies or instrumentalities); bank obligations, such as time deposits, certificates of deposit and bankers’ acceptances; commercial paper; and variable amount master demand notes.

Foreign Securities. The Funds invest or have exposure to investments in foreign (non-U.S.) securities. “Foreign securities” include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or issued by foreign supra-national entities.

Table Of Contents - SAI

ADRs, or American Depositary Receipts, are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the counter in the United States. Investing in these instruments exposes a Fund to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o	transaction charges for currency exchange;
o	greater difficulties in commencing lawsuits;
o	higher brokerage commission rates than in the United States;
o	increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o	unfavorable differences between the U.S. economy and foreign economies;

Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in securities of foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities (e.g., through Funds’ brokerage contacts and the Funds’ custodial network), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Emerging Market Securities. The Funds may invest directly or indirectly in the securities of issuers economically tied to emerging market countries.

General Emerging Market Risk. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with those investments.

Restrictions on Foreign Investment. A number of emerging securities markets restrict foreign investment to varying degrees. Furthermore, repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. In addition, new or additional repatriation or other restrictions might be imposed subsequent to the Fund’s investment. If such restrictions were to be imposed subsequent to a Fund’s investment in the securities markets of a particular country, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to a Fund’s liquidity needs and all other acceptable positive and negative factors. Some emerging markets limit foreign investment, which may decrease returns relative to domestic investors. A Fund may seek exceptions to those restrictions. If those restrictions are present and cannot be avoided by the Fund, the Fund’s returns may be lower.

Table Of Contents - SAI

Settlement Risks. Settlement systems in emerging markets may be less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus there may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank through whom the relevant transaction is effected might result in a loss being suffered by the Fund. A Fund seeks, when possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that a Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing countries frequently lack the substance, capitalization and/or financial resources of those in developed countries.

There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise in respect of securities held by or to be transferred to a Fund. Furthermore, compensation schemes may be non-existent, limited or inadequate to meet a Fund’s claims in any of these events.

Counterparty and Third Party Risk. Trading in the securities of developing markets presents additional credit and financial risks. A Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of emerging market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular emerging market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency hedging techniques may not be available or may be limited. A Fund may not be able to reduce or mitigate risks related to trading with emerging market counterparties. The Funds seek, when possible, to use counterparties whose financial status is such that the risk of default is reduced, but the risk of losses resulting from default is still possible.

Government in the Private Sector. Government involvement in the private sector varies in degree among the emerging markets in which a Fund may invest. Such involvement may, in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies, to the possible detriment of a Fund’s investments in that country.

Litigation. A Fund may encounter substantial difficulties in obtaining and enforcing judgments against individuals and companies located in certain developing countries. It may be difficult or impossible to obtain or enforce legislation or remedies against governments, their agencies and sponsored entities.

Fraudulent Securities. It is possible, particularly in markets in developing countries, that purported securities in which a Fund invests may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Local Taxation. The local taxation of income and capital gains accruing to non-residents varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets. The Funds seek to reduce these risks by careful management of assets. However, there can be no assurance that these efforts will be successful.

Political Risks/Risks of Conflicts. Recently, various countries have seen significant internal conflicts and in some cases, civil wars have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or other political developments cannot be excluded. Apparently stable systems may experience periods of disruption or improbable reversals of policy. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments could adversely affect a Fund’s investments. The transformation from a centrally planned, socialist economy to a more market oriented economy has also resulted in many economic and social disruptions and distortions. Moreover, there can be no assurance that the economic, regulatory and political initiatives necessary to achieve and sustain such a transformation will continue or, if such initiatives continue and are sustained, that they will be successful or that such initiatives will continue to benefit foreign (or non-national) investors. Certain instruments, such as inflation indexed instruments, may depend upon measures compiled by governments (or entities under their influence), which are also the obligors.

Table Of Contents - SAI

Borrowing Risk. Each Fund may borrow to meet redemption requests or for investment purposes (i.e., to purchase additional portfolio securities). A Fund’s investment portfolio may limit the number of lenders willing to enter into a borrowing arrangement with the Fund, result in higher borrowing costs to the Fund, or less favorable terms under the arrangement because such securities are higher risk instruments. As a result, a Fund may be required to modify its investment program in order to meet the terms of any borrowing arrangement. If so, the Fund may not meet its investment objectives.

Additional Investment Strategies and Risks of the Funds

Repurchase Agreements. The Funds may enter into repurchase agreements with banks and broker-dealers. They might do so with temporarily available cash (e.g., pending the investment of the proceeds from sales of Fund shares or pending the settlement of portfolio securities transactions) or for temporary defensive purposes, as described below. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Approved sellers include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Adviser from time to time. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. There is no limit on the amount of each Fund’s net assets that may be subject to repurchase agreements having maturities of seven days or less.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks and brokers. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings if a Fund covers its obligations under these transactions or maintains liquid assets equal in value to its obligations in respect of these transactions.

“When-Issued” and “Delayed-Delivery” Transactions. The Funds may invest in securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” (or “forward-commitment”) basis. “When-issued” and “delayed-delivery” are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

Table Of Contents - SAI

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund. During the period between purchase and settlement, a Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement.

The Funds may engage in when-issued transactions to secure what the Adviser considers to be an advantageous price and yield at the time the obligation is entered into. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Adviser considers to be advantageous.

When a Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Fund’s purpose in entering into delayed-delivery or when-issued purchase transactions is to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

At the time a Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund’s net asset value. In a sale transaction, it records the proceeds to be received. Each Fund will identify on its books liquid assets at least equal in value to the value of the Fund’s purchase commitments until the Fund pays for the investment.

When-issued and delayed-delivery transactions can be used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Bank Loans. Each Fund may invest in bank loans. By purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. A Fund may hold a loan through another financial institution, and in such cases would be purchasing a “participation” in the loan. A Fund also may purchase loans by assignment from another lender, and in such cases would act as part of a lending syndicate. Many loans are secured by the assets of the borrower, and most impose restrictive covenants that must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower as well as the financial institution from which it purchases the loan. The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which a Fund will invest, however, the Adviser will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. The Adviser’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The Adviser generally will not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which a Fund may invest generally are not rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan will depend almost exclusively on the Adviser’s, and the original lending institution’s credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to a Fund’s credit quality policy. The loans in which a Fund may invest include those that pay fixed rates of interest and those that pay floating rates - i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Table Of Contents - SAI

Investing directly in loans or other direct debt instruments exposes a Fund to various risks similar to those borne by a creditor. Such risks include the risk of default, the risk of delayed repayment, and the risk of inadequate collateral. Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations.

In addition, when holding a loan participation, the Fund is subject to the credit risk of the intermediary financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

Financial Institutions and Government Regulation. The collapse of various large financial institutions and investment funds across the globe and widespread related losses have resulted in an ongoing severe liquidity crisis throughout the global credit markets during the last several years. Sectors of the credit markets continue to experience difficulty including the collateralized mortgage-backed securities and leveraged finance markets, along with various other areas of consumer finance. The lack of transparency and reliable pricing of assets has resulted in some investors withdrawing from the markets for asset-backed securities and related securities. The resulting lack of liquidity has become sufficiently widespread to cause credit issues in areas of the capital markets that have limited exposure to subprime mortgages and has prompted central banks in the United States, the European Union, the United Kingdom and elsewhere to take action to attempt to ease these liquidity issues and has also resulted in the United States experiencing a broad and ongoing economic recession. Delinquencies and losses with respect to certain of these asset types, such as auto loans, have increased and may continue to increase. High unemployment and the continued lack of availability of credit may lead to increased default rates on the collateral underlying many of these securities. As a result, this may adversely affect the performance and market value of a Fund.

If a perception develops that there is or in the future could be renewed regulatory focus on participants who benefit from their participation in any U.S. government-sponsored program, or attempts by legislative and/or regulatory bodies to impose new restrictions and/or taxes and penalties on such participants, possibly even with retroactive effect, then a Fund’s position in such securities may be compromised.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in significant revisions of the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others, a reorganization of federal financial regulators; a process designed to ensure financial systematic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of private funds; the regulation of credit rating agencies; and new federal requirements for residential mortgage loans. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers in which the Funds invest may also be affected by the new legislation and regulation in ways that are currently unforeseeable. Governments or their agencies also may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The long-term implications of government ownership and disposition of these assets are unclear, and may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Investment in Relatively New Issuers. The Funds may occasionally gain exposure to the equities of selected new issuers. Direct or indirect investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies also may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. The securities of such issuers may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be the case.

Table Of Contents - SAI

Treasury Obligations. Treasury obligations may differ from other issuances in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a Fund’s direct or indirect investment in Treasury obligations to decline. On August 5, 2011, S&P downgraded U.S. Treasury securities from AAA rating to AA+. A downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy. A downgrade of Treasury securities from another ratings agency or a further downgrade beyond AA+ rating by S&P may cause the value of a Fund’s Treasury obligations to decline.

Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on other preferred stocks, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks generally are adjusted or reset frequently, the market values of these preferred stocks still may fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. A Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund.

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Securities Lending. Each Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. Voting rights or rights to consent with respect to the loaned securities pass to the borrower. Each Fund has the right to call loans at any time on reasonable notice and will do so if both (i) the Adviser receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. Loans will only be made when the Adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.

Table Of Contents - SAI

Investment Restrictions

Fundamental Investment Restrictions of the Funds

The following investment restrictions of the Funds are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities. Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund.

Under these restrictions, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and U.S. VRP Master Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act;1

(2) may not borrow money, except to the extent permitted under the 1940 Act;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

The International Developed VRP Fund, Emerging Markets VRP Fund and International VRP Master Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not borrow money, except to the extent permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

1  Section 18(f)(1)of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.”  To the extent obligations created by a Fund may be deemed to create senior securities such Fund will segregate or earmark liquid assets with its custodian in accordance with 1940 Act Release No. 10666 (Apr. 18, 1979), and the guidance of related no-action letters issued by the SEC, to cover these obligations.

Table Of Contents - SAI

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options contracts foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Section 18(f)(1) of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” To the extent obligations created by an Underlying Fund may be deemed to create “senior securities” (as defined in the 1940 Act), such Fund may be required to segregate or earmark liquid assets, or enter into offsetting transactions or own positions covering its obligations .

The Global Equity VRP Master Fund:

(1) may not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(2) may not borrow money, except to the extent permitted under the 1940 Act and other applicable law, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time;

(3) may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;

(4) may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate;

(5) may not make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. A Fund may loan no more than one-third of its total assets;

(6) may not purchase or sell commodities, except that the Fund may purchase and sell futures, options and foreign exchange contracts, and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest more than 25% of its net assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Table Of Contents - SAI

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

Section 18(f)(1) of the 1940 Act generally prohibits registered open-end investment companies from issuing senior securities other than with respect to bank borrowings. Section 18(g) defines “senior security,” in pertinent part, as “any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.” To the extent obligations created by an Underlying Fund may be deemed to create “senior securities” (as defined in the 1940 Act), such Fund may be required to segregate or earmark liquid assets, or enter into offsetting transactions or own positions covering its obligations .

For all Funds:

In determining whether a transaction is permitted under the 1940 Act, restriction (1) above will not be construed to prohibit any transaction that is permitted under the 1940 Act, as interpreted or modified, or as otherwise permitted by regulatory authority having jurisdiction from time to time.

All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

The 1940 Act permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%. The 1940 Act provides that, in the event that such asset coverage shall at any time fall below 300%, a mutual fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the Securities and Exchange Commission (the “SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

Temporary Defensive Positions

Normally, each Fund, including the U.S. VRP Master Fund, International VRP Master Fund and Global Equity VRP Master Fund, invests substantially all of its assets to meet its investment objective. A Fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities or may hold cash. The Funds may adopt defensive strategies when the Adviser believes securities in which the Funds normally invest have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.

Portfolio Turnover

The historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the Fund’s Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of each Fund’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Fund’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

Table Of Contents - SAI

The holdings of each Fund will be disclosed in quarterly filings with the SEC on Form N-Q as of the end of the first and third quarters of each Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Fund’s fiscal year. In addition, each Fund may disclose to the general public its holdings information on the Trust’s website at www.stoneridgefunds.com no earlier than 10 calendar days after the end of each calendar month.

The Trust may disclose portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) on a selective basis to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in a Fund through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in a Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”). This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Information, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Information be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Fund to which the information relates.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Information, the Adviser shall cease providing such information to such recipient.

If senior management of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Information between the interest of a Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted under the circumstances. The CCO also is required to report her decision to the Board of Trustees.

In addition, the Trust may also disclose Confidential Portfolio Information on a selective basis if the CCO (or an officer designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Information of the Funds may generally be made available more frequently and prior to its public availability to certain service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require Confidential Portfolio Information to provide services to the Funds), ratings and rankings agencies, fund affiliates and fiduciaries (such as (i) the Service Providers and their affiliates (in their capacities as investment adviser, administrator, and custodian); (ii) the Trust’s principal underwriter and distributor; and (iii) an accounting firm, an auditing firm, or outside legal counsel retained by the Service Providers, their affiliates, or a Fund) and as required by law.

The Adviser has primary responsibility for ensuring that a Fund’s portfolio holdings information is disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of each Fund are managed under the direction of the Board. The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings, including in-person or telephonic meetings, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements, service plans and related agreements, transfer agency agreements and certain other agreements, and to consider such other matters as they deem appropriate.

Table Of Contents - SAI

The Board has established two standing committees — an Audit Committee and a Valuation Committee – which are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee.

The Trustees have determined that the Funds’ leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Information about Each Board Member’s Experience, Qualifications, Attributes or Skills. Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years. Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.

Independent Trustees(1)

Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Jeffery Ekberg (1965)	Trustee	since 2012	Principal, TPG Capital, L.P. (private equity firm), until 2011; Chief Financial Officer, Newbridge Capital, LLC (private equity firm), until 2011	11	TPG Capital, LLC and affiliates (sponsored investment funds), until 2011.

Daniel Charney (1970)	Trustee	since 2012	Cowen Group (financial services firm), since 2012; Jefferies & Co. (investment bank), until 2011	11	None.

Interested Trustee
Name (Year of Birth)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships / Trusteeships Held by Trustee During the Past 5 Years
Ross Stevens(4) (1969)	Trustee, Chairman	since 2012	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012, Magnetar Capital (investment advisory firm) (Investment Committee and Co-Head of Portfolio Managers Committee), until 2012	11	None.

(1) Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
(2) Each Trustee serves until resignation or removal from the Board.
(3) Fund Complex includes Stone Ridge Trust II and Stone Ridge Trust III, other investment companies managed by the Adviser.
(4) Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Table Of Contents - SAI

Additional Information about the Trustees.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his experience as a member of the board of other funds.

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees.

The Trust has an Audit Committee and a Valuation Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and each Fund’s financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s CCO (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of the Funds’ audits, the Funds’ accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met three times during the fiscal year ended October 31, 2014.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of the Funds’ assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of the Funds’ assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met four times during the fiscal year ended October 31, 2014.

Trustee Ownership of the Funds.The following table shows the dollar range of equity securities owned by the Trustees in the Funds and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2014. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Funds by its Trustees and executive officers.

Table Of Contents - SAI

	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Independent Trustees
Jeffery Ekberg	Over $100,000	U.S. Large Cap VRP Fund	Over $100,000
	Over $100,000	U.S. Small Cap VRP Fund
	None	U.S. VRP Master Fund
	$1 - $10,000	Developed Markets VRP Fund
	$1 - $10,000	Emerging Markets VRP Fund
	None	International VRP Master Fund
	None	Global Equity VRP Master Fund
Daniel Charney	$10,001 - $50,000	U.S. Large Cap VRP Fund	Over $100,000
	$1 - $10,000	U.S. Small Cap VRP Fund
	None	U.S. VRP Master Fund
	$1 - $10,000	Developed Markets VRP Fund
	$1 - $10,000	Emerging Markets VRP Fund
	None	International VRP Master Fund
	None	Global Equity VRP Master Fund

Interested Trustee
Ross Stevens	Over $100,000(2)	U.S. Large Cap VRP Fund	Over $100,000
	Over $100,000(2)	U.S. Small Cap VRP Fund
	Over $100,000(3)	U.S. VRP Master Fund
	Over $100,000(2)	Developed Markets VRP Fund
	Over $100,000(2)	Emerging Markets VRP Fund
	Over $100,000(3)	International VRP Master Fund
	Over $100,000(3)	Global Equity VRP Master Fund
(1) Family of Investment Companies includes Stone Ridge Trust II and Stone Ridge Trust III, other investment companies managed by the Adviser.
(2) Beneficial ownership through the Adviser’s direct and indirect (through a Master Fund) investments in the fund.
(3) Beneficial ownership through the Adviser’s direct fund investments.

None of the independent trustees or their family members beneficially owned any class of securities of the Adviser or the principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or the principal underwriter of the Fund, as of December 31, 2014.

Compensation of Board Members. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge Funds. The Trust does not pay retirement benefits to its Trustees and officers. A portion of the CCO’s compensation may be paid by the Funds. Other officers and interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by Independent Trustees for the fiscal period ended October 31, 2014:

Independent Trustees	Aggregate Compensation From Funds	Total Compensation From Fund Complex(1) Paid to Trustee
Jeffery Ekberg	$26,954	$94,000
Daniel Charney	$21,505	$75,000
(1) Fund Complex includes Stone Ridge Trust II and Stone Ridge Trust III, other investment companies managed by the Adviser.

Table Of Contents - SAI

Officers of the Trust

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President and Chief Executive Officer	since 2012
Founder of Stone Ridge Asset Management LLC, Chief Executive Officer and President of the Adviser, since 2012; prior to that Magnetar Capital (investment advisory firm) (Investment Committee and Co-Head of Portfolio Managers Committee).

Jane Korach (1974)	Chief Compliance Officer and Secretary	since 2012	General Counsel of the Adviser, since 2012; prior to that General Counsel and CCO at Owl Creek Asset Management (investment advisory firm).

Patrick Kelly (1978)	Treasurer and Principal Financial Officer	since 2012	Chief Operating Officer of the Adviser, since 2012; prior to that Chief Operating Officer of Quantitative Strategies at Magnetar Capital (investment advisory firm).

(1) Each Officer’s mailing address is c/o Stone Ridge Asset Management LLC, 405 Lexington Avenue, 55th Floor, New York, NY 10174.
(2) The term of office of each officer is indefinite.

Codes of Ethics. The Trust, the Adviser, and the Distributor each have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to the Adviser. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures the Adviser follows when voting proxies on behalf of the Funds. A summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other, are attached as Appendix B. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Funds’ investment objectives. Information on how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 will be available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of any class of a Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

Table Of Contents - SAI

As of February 1, 2015, the following shareholders were considered to be either a control person or a principal shareholder of the applicable Fund.

U.S. Large Cap VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Stone Ridge U.S. Variance Risk Premium Master Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202	55.58%	Stone Ridge Trust	DE	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	18.39%	N/A	N/A	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	16.14%	N/A	N/A	Record
TD Ameritrade 200 S 108th Ave. Omaha, NE 68154	6.68%	N/A	N/A	Record

U.S. Large Cap VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	61.32%	The Charles Schwab Corporation	DE	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	18.18%	N/A	N/A	Record
TD Ameritrade, Inc. 200 S 108th Ave. Omaha, NE 68154	9.32%	N/A	N/A	Record
SEI Private Trust Co. 1 Freedom Valley Drive Oaks, PA 19456	5.07%	N/A	N/A	Record

U.S. Small Cap VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Stone Ridge U.S. Variance Risk Premium Master Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202	68.26%	Stone Ridge Trust	DE	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	24.77%	N/A	N/A	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	6.69%	N/A	N/A	Record

Table Of Contents - SAI

U.S. Small Cap VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	69.77%	The Charles Schwab Corporation	DE	Record
TD Ameritrade, Inc. 200 S 108th Ave. Omaha, NE 68154	16.27%	N/A	N/A	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	7.66%	N/A	N/A	Record

U.S. VRP Master Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
National Financial Services, LLC 200 Liberty St. New York, NY 10281	70.58%	Fidelity Global Brokerage Group, Inc.	DE	Record
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	23.13%	N/A	N/A	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	6.00%	N/A	N/A	Record

U.S. VRP Master Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	43.94%	The Charles Schwab Corporation	DE	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	39.48%	Fidelity Global Brokerage Group, Inc.	DE	Record
TD Ameritrade, Inc. 200 S 108th Ave. Omaha, NE 68154	7.69%	N/A	N/A	Record
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	5.12%	N/A	N/A	Record

Developed Markets VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Stone Ridge U.S. Variance Risk Premium Master Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202	51.96%	Stone Ridge Trust	DE	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	47.70%	The Charles Schwab Corporation	DE	Record

Table Of Contents - SAI

Developed Markets VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	83.49%	The Charles Schwab Corporation	DE	Record

Emerging Markets VRP Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	57.57%	The Charles Schwab Corporation	DE	Record
Stone Ridge International Variance Risk Premium Master Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202	41.92%	Stone Ridge Trust	DE	Record

Emerging Markets VRP Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	57.97%	The Charles Schwab Corporation	DE	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	27.69%	Fidelity Global Brokerage Group, Inc.	DE	Record
TD Ameritrade, Inc. 200 S 108th Ave. Omaha, NE 68154	6.76%	N/A	N/A	Record

International VRP Master Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Pershing, LLC One Pershing Plaza Jersey City, NJ 07399	83.21%	Pershing Group, LLC	DE	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	14.36%	N/A	N/A	Record

Table Of Contents - SAI

International VRP Master Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	75.81%	The Charles Schwab Corporation	DE	Record

Global Equity VRP Master Fund – Class I Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
National Financial Services, LLC 200 Liberty St. New York, NY 10281	53.61%	Fidelity Global Brokerage Group, Inc.	DE	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	16.28%	N/A	N/A	Record

Global Equity VRP Master Fund – Class M Shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
National Financial Services, LLC 200 Liberty St. New York, NY 10281	52.17%	Fidelity Global Brokerage Group, Inc.	DE	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	46.23%	The Charles Schwab Corporation	DE	Record
 (1) “Record Ownership” means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC Brokerage, Inc.”  Beneficial ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane Doe Shareholder.”

As of February 1, 2015, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC is the Adviser of the Funds. The Adviser was organized as a Delaware limited liability company in 2012. The managing member of the Adviser is Ross Stevens. Ross Stevens, Chief Executive Officer and President of the Adviser, Patrick Kelly, Chief Operating Officer of the Adviser, and Jane Korach, General Counsel of the Adviser, are affiliated persons of the Trust.

Stone Ridge Asset Management LLC serves as the Adviser of each Fund pursuant to an investment advisory agreement. Each investment advisory agreement has an initial term of two years from its effective date and continues in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The investment advisory agreement may nevertheless be terminated at any time without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of each Fund, or by the Adviser. The investment advisory agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Table Of Contents - SAI

The investment advisory agreement provides that the Adviser shall manage the operations of each Fund, subject to policies established by the Board. Pursuant to the investment advisory agreement, the Adviser manages each Fund’s investment portfolio, directs purchases and sales of portfolio securities and reports thereon to a Fund’s officers and Board regularly. The Adviser also provides the office space, facilities, equipment and personnel necessary to perform the following services for each Fund: SEC compliance, including record keeping, reporting requirements and registration statements and proxies; supervision of Fund operations, including custodian, accountants and counsel and other parties performing services or operational functions for each Fund; certain administrative and clerical services, including certain accounting services, facilitation of redemption requests, exchange privileges, account adjustments, development of new shareholder services and maintenance of certain books and records; and certain services related to each Fund’s shareholders, including assuring that investments and redemptions are completed efficiently, responding to shareholder inquiries, and maintaining a flow of information to shareholders. In addition, the Adviser pays the compensation of each Fund’s officers, employees and Trustees affiliated with the Adviser. Each Fund bears all other costs of its operations, including the compensation of its Trustees not affiliated with the Adviser.

As compensation for its services, each Fund, except the U.S. VRP Master Fund, International VRP Master Fund and Global Equity VRP Master Fund, pays the Adviser a fee, computed daily and paid monthly in arrears, at the annual rate of 1.25% of each Fund’s average daily net assets. In consideration of investment management fees to be paid to the Adviser by the Underlying Funds, the Adviser offers its services to the U.S. VRP Master Fund, International VRP Master Fund and Global Equity VRP Master Fund at no additional investment advisory fee.

If the Adviser receives compensation for providing management services to a subsidiary (“a Subsidiary”) in which the Developed Markets VRP Fund or the Emerging Markets VRP Fund has invested, the Adviser will not receive compensation from the relevant Fund in respect of the assets of the Fund that are invested in the Subsidiary (i.e., the compensation paid to the Adviser for services to the Fund will be calculated based on the Fund’s average daily net assets excluding the net assets of the Subsidiary), and it will receive a fee from each Subsidiary at the annual rate of 1.25% of the relevant Subsidiary’s average daily net assets.

Under the terms of the investment advisory agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the management contract (“disabling conduct”). In addition, the Funds will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

For the Developed Markets VRP Fund and the Emerging Markets VRP Fund, the Adviser contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of a Fund or Class thereof (excluding direct or indirect (through the Fund’s Subsidiary) brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees (but not excluding Subsidiary fees), taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annualized expenses of a Class to the percentage specified below.

For the U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International VRP Master Fund and Global Equity VRP Master Fund, the Adviser contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of a Fund or Class thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees, taxes, litigation and indemnification expenses, judgments, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annualized expenses of a Class to the percentage specified below.

With respect to each Fund, the Adviser is permitted to recover expenses attributable to a Fund or Class thereof that the Adviser has borne, (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class  fall below the annual rates set forth below; provided, however, that a Fund is not obligated to pay  any such deferred fees more than three years after the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect during the period in which the Adviser waived such fee or reimbursed such expense. The Adviser’s ability to recover expenses under the applicable expense limitation agreement shall continue for the above-referenced three-year period but any addition of a reimbursement expense to a Fund or Class shall occur only (a) if the Fund or Class is at that time operating below the limitation rate that was previously in effect under this expense limitation agreement at the time of the waiver or reimbursement by the Adviser and (b) if the addition of such reimbursement expense does not cause the expenses of the Fund or Class to exceed the limitation rate set out in the expense limitation agreement.

Table Of Contents - SAI

Fund	Expense Cap
U.S. Large Cap VRP Fund	1.75% for Class I Shares 1.90% for Class M Shares
U.S. Small Cap VRP Fund	1.75% for Class I Shares 1.90% for Class M Shares
Developed Markets VRP Fund	1.75% for Class I Shares 1.90% for Class M Shares
Emerging Markets VRP Fund	1.80% for Class I Shares 1.95% for Class M Shares
International VRP Master Fund	0.25% for Class I Shares 0.40% for Class M Shares
Global Equity VRP Master Fund	0.25% for Class I Shares
0.40% for Class M Shares

The Funds paid the following fees to the Adviser during the most recent two fiscal years ended October 31, 2014.

U.S. Large Cap VRP Fund	May 1, 2013 (Fund’s inception) through October 31, 2013	Fiscal year ended October 31, 2014
Gross Advisory Fees Accrued	$1,782,965	$5,076,155
Fees (Waived)/Recovered by Adviser	$(82,319)	$82,319
Net Advisory Fees Paid to Adviser	$1,700,646	$5,158,474

U.S. Small Cap VRP Fund	May 1, 2013 (Fund’s inception) through October 31, 2013	Fiscal year ended October 31, 2014
Gross Advisory Fees Accrued	$530,851	$1,581,912
Fees (Waived)/Recovered by Adviser	$(19,755)	$19,755
Net Advisory Fees Paid to Adviser	$511,096	$1,601,667

Developed Markets VRP Fund	February 11, 2014 (Fund’s inception) through October 31, 2014
Gross Advisory Fees Accrued	$676,317
Fees (Waived)/Recovered by Adviser	$(331,097)
Net Advisory Fees Paid to Adviser	$345,220

Emerging Markets VRP Fund	February 11, 2014 (Fund’s inception) through October 31, 2014
Gross Advisory Fees Accrued	$337,320
Fees (Waived)/Recovered by Adviser	$(210,066)
Net Advisory Fees Paid to Adviser	$127,254

Portfolio Managers

Mr. Robert Gutmann, Mr. Jason Lu, Mr. Anton Nikolaev and Mr. Ross Stevens are primarily responsible for the day-to-day management of the Funds. The following tables set forth certain additional information with respect to Mr. Gutmann, Mr. Lu, Mr. Nikolaev and Mr. Stevens. The information is as of October 31, 2014.

Table Of Contents - SAI

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which Mr. Gutmann, Mr. Lu, Mr. Nikolaev and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Robert Gutmann	10	$2,972	0	$0	0	$0
Jason Lu	7	$848	0	$0	0	$0
Anton Nikolaev	7	$848	0	$0	0	$0
Ross Stevens	10	$2,972	0	$0	0	$0

The table below identifies the number of accounts for which Mr. Gutmann, Mr. Lu, Mr. Nikolaev and Mr. Stevens have day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert Gutmann	0	$0	0	$0	0	$0
Jason Lu	0	$0	0	$0	0	$0
Anton Nikolaev	0	$0	0	$0	0	$0
Ross Stevens	0	$0	0	$0	0	$0

Potential Conflicts of Interest

The Adviser and the Funds have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest. The Adviser attempts to address these potential conflicts of interest through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. The Adviser has adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple Funds. The Adviser’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are averaged as to price and allocated between the Funds in a manner that is equitable to each Fund and in accordance with the amount being purchased or sold by each Fund. Trade allocations are reviewed on a periodic basis as part of the Adviser’s trade oversight procedures in an attempt to ensure fairness over time across the Funds and to monitor whether any Fund is systematically favored over time. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple Funds may devote unequal time and attention to the management of those Funds. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the Funds as might be the case if he were to devote substantially more attention to the management of a single Fund. The effects of this potential conflict may be more pronounced where Funds overseen by a particular portfolio manager have different investment strategies.

Table Of Contents - SAI

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple Funds, the opportunity may be allocated among these several Funds, which may limit a Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the Funds for which he exercises investment responsibility, or may decide that certain of the Funds should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more Funds which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other Funds. Similarly, the Adviser or its personnel may take positions that are different from those taken by one or more Funds.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain Funds than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for certain Funds than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of those Funds that provide greater overall returns to the Adviser and its affiliates.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the Funds that he manages. If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among Funds (such as where certain Funds pay higher management fees), a portfolio manager might be motivated to help certain Funds over others. A portfolio manager might be motivated to favor those Funds in which he has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those Funds that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

As of October 31, 2014, portfolio managers receive a base salary and may also receive a bonus. Compensation of a portfolio manager is determined at the discretion of the Adviser. It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors, and clients. As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of client accounts that the portfolio managers manage. The Adviser reviews the compensation of each portfolio manager at least annually.

Portfolio Manager Securities Ownership

As of December 31, 2014, the Portfolio Managers beneficially owned the following shares of each Fund noted:

Dollar Range of Shares Beneficially Owned

Portfolio Manager	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	U.S. VRP Master Fund
Robert Gutmann	$1 - $10,000	$1 - $10,000	None
Jason Lu	$1 - $10,000	$1 - $10,000	None
Anton Nikolaev	$1-10,000(1)	$1-10,000(1)	$10,001 - $50,000
Ross Stevens	$100,001-$500,000(2)	$100,001-$500,000(2)	$100,001-$500,000(3)
(1) Indirect beneficial ownership through investment in a Master Fund.
(2) Beneficial ownership through the Adviser’s direct and indirect (through a Master Fund) investments in the fund.
(3) Beneficial ownership through the Adviser’s direct fund investments.

Table Of Contents - SAI

Dollar Range of Shares Beneficially Owned
Portfolio Manager	Developed Markets VRP Fund	Emerging Markets VRP Fund	International VRP Master Fund
Robert Gutmann	$1 - $10,000	$1 - $10,000	None
Jason Lu	$1 - $10,000(4)	$1 - $10,000(4)	None
Anton Nikolaev	$1-10,000(1)	$1-10,000(1)	$10,001 - $50,000
Ross Stevens	$100,001-$500,000(2)	$100,001-$500,000(2)	$100,001-$500,000(3)
(1) Indirect beneficial ownership through investment in a Master Fund.
(2) Beneficial ownership through the Adviser’s direct and indirect (through a Master Fund) investments in the fund.
(3) Beneficial ownership through the Adviser’s direct fund investments.
(4) As of February 23, 2015.

Dollar Range of Shares Beneficially Owned
Portfolio Manager	Global Equity VRP Master Fund
Robert Gutmann	None
Jason Lu	None
Anton Nikolaev	None
Ross Stevens	$100,001-$500,000(3)
(3) Beneficial ownership through the Adviser’s direct fund investments.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Funds are offered on a continuous basis through Quasar Distributors, LLC (the “Distributor”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Funds. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Funds but shall not be obligated to sell any certain number of shares. Other than payments pursuant to the Rule 12b-1 plan discussed below, the Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Rule 12b-1 Plan

As described in the Prospectus, the Funds have adopted a Rule 12b-1 plan (the “12b-1 Plan”) for their Class M shares. The 12b-1 Plan, among other things, permits the Class M share class to pay the Distributor fees, other than in exceptional cases, at annual rates not exceeding 0.15% of the average daily net assets of the Class M share class as compensation for its services as principal underwriter of the Class M shares, such fee to be calculated and accrued daily and paid monthly. Pursuant to Rule 12b-1 under the 1940 Act, the 12b-1 Plan (together with the Distribution Agreement) was approved by the Board, including a majority of the Trustees who are not interested persons of the Funds (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or the Distribution Agreement. The principal types of activities for which payments under the 12b-1 Plan may be made include payments to entities for shareholder servicing, for “no transaction fee” or wrap programs, and for retirement plan record keeping. Payments under the 12b-1 Plan also may be made for activities such as advertising, printing and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges. The Board believes that the 12b-1 Plan may benefit the Funds by increasing net sales of the Funds (or reducing net redemptions), potentially allowing the Funds to benefit from economies of scale.

Table Of Contents - SAI

The table set forth below reflects the 12b-1 fees incurred by the Funds’ Class M shares during the fiscal year ended October 31, 2014. 12b-1 fees for the Global Equity VRP Master Fund are not presented because the Fund had not commenced investment operations as of October 31, 2014.

U.S. Large Cap VRP Fund	$165,144
U.S. Small Cap VRP Fund	$20,517
U.S. VRP Master Fund	$147,736
Developed Markets VRP Fund(1)	$19,851
Emerging Markets VRP Fund(1)	$3,899
International VRP Master Fund(1)	$21,102

(1)	Inception date of the Fund was February 11, 2014

	U.S. Large Cap VRP Fund Fiscal year ended October 31, 2014	U.S. Small Cap VRP Fund Fiscal year ended October 31, 2014	U.S. VRP Master Fund Fiscal year ended October 31, 2014
Advertising/Marketing	$0	$0	$0
Printing/Postage	$1,651	$410	$0
Payment to distributor	$26,423	$8,412	$2,954
Payment to dealers	$107,344	$11,695	$93,074
Compensation to sales personnel	$29,726	$0	$51,708
Other	$0	$0	$0
Total	$165,144	$20,517	$147,736

	Developed Markets VRP Fund February 11, 2014 (inception of operations) through October 31, 2014	Emerging Markets VRP Fund February 11, 2014 (inception of operations) through October 31, 2014	International VRP Master Fund February 11, 2014 (inception of operations) through October 31, 2014
Advertising/Marketing	$0	$0	$0
Printing/Postage	$199	$78	$0
Payment to distributor	$2,184	$975	$211
Payment to dealers	$15,086	$2,768	$16,249
Compensation to sales personnel	$2,382	$78	$4,642
Other	$0	$0	$0
Total	$19,851	$3,899	$21,102

The 12b-1 Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Class M shares of the relevant Fund. The 12b-1 Plan may be amended by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in the 12b-1 Plan that would materially increase the fees payable thereunder by the Class M shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Board reviews quarterly a written report detailing the costs and the purposes for which such costs have been incurred.

The 12b-1 Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the relevant class.

The 12b-1 Plan compensates the Distributor regardless of its expenses.

No interested person of the Funds nor any Independent Trustee has any direct or indirect financial interest in the operation of the 12b-1 Plan except to the extent that the Distributor, the Adviser or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the 12b-1 Plan.

Table Of Contents - SAI

Other Service Providers

Administrator

The Trust has entered into an administration agreement dated December 15, 2012, with U.S. Bancorp Fund Services, LLC (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the Administration Agreement, the Administrator shall not be held liable except in the case of its bad faith, negligence or willful misconduct in the performance of its duties. The Funds paid the following fees to the Administrator during the most recent two fiscal years ended October 31, 2014. Fees for the Global Equity VRP Master Fund are not presented because the Fund had not commenced investment operations as of October 31, 2014.

	Inception through October 31, 2013	Fiscal Year Ended October 31, 2014

U.S. Large Cap VRP Fund(1)	$120,823	$344,686
U.S. Small Cap VRP Fund(1)	$37,052	$89,939
U.S. VRP Master Fund(2)	$210	$161
Developed Markets VRP Fund(3)	N/A	$42,432
Emerging Markets VRP Fund(3)	N/A	$21,818
International VRP Master Fund(3)	N/A	$256

(1)	Inception date of the Fund was May 1, 2013
(2)	Inception date of the Fund was May 22, 2013
(3)	Inception date of the Fund was February 11, 2014

U.S. Bancorp Fund Services, LLC also serves as fund accountant to the Funds under a separate agreement with the Trust and is responsible for calculating the Funds’ total NAV, total net income and NAV per share of the Funds on a daily basis.

Transfer Agent/Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC is the Transfer Agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Custodian

U.S. Bank, NA (the “Custodian”), located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian for the Funds. As such, the Custodian holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, the Custodian receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Independent Registered Public Accounting Firm

Ernst & Young, LLP (“EY”) serves as each Fund’s independent registered public accountant. EY provides audit services and assistance and consultation in connection with the review of SEC filings and certain tax compliance services. EY is located at 5 Times Square, New York, NY 10036.

Table Of Contents - SAI

COMPUTATION OF NET ASSET VALUE

Each Fund’s shares are valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) is open. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The Trust expects that the holidays upon which the NYSE will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund’s liabilities are allocated among its share classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s per share NAV. Under certain circumstances, NAV of classes of shares of the Funds with higher service and/or distribution fees may be lower than NAV of the classes of shares with lower or no service and/or distribution fees as a result of the relative daily expense accruals that result from paying different service and/or distribution fees. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. In accordance with regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in the NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

The Board has approved procedures pursuant to which the Funds will value their investments (the “Valuation Procedures”). The Trustees have established a Valuation Committee comprised of officers of the Adviser to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. In accordance with these procedures, the Funds’ investments for which market quotations are readily available are valued at market value. Listed below is a summary of certain of the methods generally used to value investments (some or all of which may be held by the Funds) under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly traded foreign equity securities generally will be determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

Table Of Contents - SAI

TAXATION

The following discussion of U.S. federal income tax consequences of investment in a Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund has elected or intends to elect to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund generally must, among other things:

(a)
derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)
diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)
distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

Table Of Contents - SAI

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% gross income test, described in (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” the Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities.

The Funds’ investment strategies will potentially be limited by their intention to qualify for treatment as regulated investment companies. The tax treatment of certain of the Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect a Fund’s ability to qualify for such treatment.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund generally will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. A Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who, in turn, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a Fund may elect to treat any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Table Of Contents - SAI

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years without expiration to offset capital gains, if any, realized during such subsequent taxable years. A Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

Table Of Contents - SAI

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided both the shareholder and the Fund meet the holding period and other requirements described above. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is unclear whether or to what extent distributions from the Funds will constitute qualified dividend income.

If a Fund receives dividends from an Underlying Fund or another fund such as an ETF that qualifies as a regulated investment company (each, an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1)  if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). It is unclear whether or to what extent distributions from the Funds will qualify for the dividends-received deduction.

If a Fund receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the Underlying RIC.

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by such Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Table Of Contents - SAI

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. The details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Dividends and distributions on shares of a Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Fund reflects either unrealized gains, or realized undistributed income or gains, that were therefore included in the price the shareholder paid. A Fund may be required to distribute realized income or gains regardless of whether its net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of a Fund will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than 12 months. Otherwise, the gain or loss on a taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or redemption of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Tax Basis Information” below for more information.

Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

Due to the Funds’ options strategies, a substantial portion of a Fund’s income could consist of short-term capital gains, taxable to shareholders as ordinary income when distributed to them; such income will not constitute qualified dividend income or qualify for the dividends-received deduction.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If a call option written by a Fund is exercised and the Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. In either case, provided the tax treatment of an option transaction is not governed by Section 1256 of the Code (discussed further below), gain or loss arising in respect of a termination of the Fund’s obligation under the option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund on a single stock expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Table Of Contents - SAI

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

It is possible that certain of a Fund’s options transactions, such as certain listed “non-equity options” as defined in Section 1256 of the Code—which include certain options written on equity indices—will be governed by Section 1256 of the Code. Such options, together with regulated futures contracts, are referred to as “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), foreign currencies and any of its other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and cause adjustments in the holding periods of a Fund’s securities. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and in foreign-currency denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to avoid a Fund-level tax. If, in the alternative, a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Investments in Other Investment Companies

The investments by U.S. VRP Master Fund, International VRP Master Fund, and Global VRP Master Fund of substantially all of their assets in Underlying RICs can affect the amount, timing and character of distributions to shareholders of such Funds relative to what those distributions otherwise might have been had the Funds invested directly in the securities owned by those Underlying RICs. For example, a Fund will not be able to offset losses realized by one Underlying RIC against gains realized by another Underlying RIC in that taxable year. Instead, those losses will reduce the taxable income or gains of the Fund only at the earlier of (i) such time as they reduce gains recognized by the Underlying RIC that previously recognized the losses, or (ii) when the Fund disposes of shares of the Underlying RIC that recognized the losses. Moreover, even when such a Fund disposes of shares of an Underlying RIC, it will not be able to offset any capital loss from such disposition against its ordinary income (including distributions of any net short-term capital gain realized by another Underlying RIC), and part or all of such loss may be treated as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as short-term capital loss. If an Underlying RIC were to cease to qualify as a RIC, the value of a Fund’s investment in such Underlying RIC would be negatively affected.

Table Of Contents - SAI

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by a Fund at a loss and the Fund acquires additional shares of that same Underlying RIC within 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount and timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the Underlying RICs.

Investment in the Subsidiaries

Each Subsidiary is currently expected to be a disregarded entity for U.S. federal tax purposes. In the case of a Subsidiary that is a disregarded entity for such purposes, (i) the Fund that owns the Subsidiary is treated as owning the Subsidiary’s assets directly; (ii) any income, gain, loss, deduction, or other tax items arising in respect of the Subsidiary’s assets will be treated as if they are realized or incurred, as applicable, directly by the Fund; and (iii) any distributions the Fund receives from the Subsidiary will have no effect on the Fund’s U.S. federal income tax liability. In the alternative, each Subsidiary may elect to be treated as a separate corporation for U.S. federal tax purposes. In such a case, a Fund or Underlying Fund’s intention to qualify for treatment as a regulated investment company will limit its investment in the Subsidiary to no more than 25% of the Fund’s total assets and the Subsidiary may take certain measures to ensure that the 90% gross income requirement (described above) is satisfied.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies

A passive foreign investment company (a “PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Table Of Contents - SAI

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund indirectly invests in PFICs by virtue of the Fund’s investments in an Underlying RICs, such as an ETF, it may not make such PFIC elections; rather, the Underlying RICs directly investing in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at the close of a taxable year consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. For this purpose, “securities of foreign corporations” generally includes securities of foreign governments. In addition, a “qualifying fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), will be permitted to make the same election in respect of qualifying foreign taxes paid in respect of eligible securities by such Fund and by Underlying RICs that themselves make such an election. In such cases, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund and, in the case of a qualifying fund of funds, paid by Underlying RICs. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit but not a deduction for such foreign taxes.

Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of an inflation-indexed bond will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market are treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Table Of Contents - SAI

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

Each Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

Higher-Risk Securities

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest

A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest. Interest paid on debt obligations owned by a Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Table Of Contents - SAI

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Foreign Shareholders.

Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

Effective for distributions with respect to taxable years of a regulated investment company beginning before January 1, 2015, a regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has had inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the regulated investment company in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If a Fund invests in an Underlying RIC that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders.

A Fund is permitted to report such part of its dividends as are eligible to be treated as interest-related or short-term capital gain dividends, but is not required to do so. If it does not so report, it must withhold on payments of such dividends to foreign shareholders. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption from withholding for interest-related and short-term capital gain dividends for distributions with respect to taxable years beginning on or after January 1, 2015, and what the terms of such an extension would be, including whether such extension would have retroactive effect.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Table Of Contents - SAI

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund. Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or Form W-8BEN-E or substitute form). Foreign shareholders in a Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation. A beneficial holder of shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares purchased on or after January 1, 2012. The Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, shareholder cost basis will be determined under the default method selected by the Funds. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Table Of Contents - SAI

Shareholder Reporting Obligations with Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays after June 30, 2014 (or, in certain cases, after later dates), and 30% of the gross proceeds of the sale, redemption or exchange of Fund shares and certain Capital Gain Dividends it pays after December 31, 2016. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

For the U.S. VRP Master Fund, International VRP Master Fund and the Global Equity VRP Master Fund, most of the portfolio transactions of the Fund will be the purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction fees. Investment decisions for the Funds are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities considered for investment by the Funds also may be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Adviser. The Adviser will generally execute transactions for the Funds on an aggregated basis when the Adviser believes that to do so will allow it to obtain best execution and to negotiate more favorable commission rates or other transaction costs that might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Table Of Contents - SAI

Brokerage and Research Services

There is generally no stated commission in the case of securities traded on a principal basis in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind a Fund’s best interests, considers all factors it deems relevant, including, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for a Fund through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Funds may use a broker-dealer that sells Fund shares to effect transactions for the Funds’ portfolio, the Funds will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Funds’ portfolio transactions. These services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Funds are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Funds’ portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, the Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser makes a good faith determination that the commissions are reasonable in relation to the value of brokerage and research services provided, viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to all discretionary accounts.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by a Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Table Of Contents - SAI

The Funds paid the following brokerage commissions during the most recent two fiscal years ended October 31, 2014. Brokerage commissions paid by the Global Equity VRP Master Fund are not presented because the Fund had not commenced investment operations as of October 31, 2014.

	Inception through October 31, 2013	Fiscal Year Ended October 31, 2014
U.S. Large Cap VRP Fund(1)	$32,648	$62,229
U.S. Small Cap VRP Fund(1)	$12,695	$21,106
U.S. VRP Master Fund(2)	$0	$0
Developed Markets VRP Fund(3)	N/A	$231,191
Emerging Markets VRP Fund(3)	N/A	$64,782
International VRP Master Fund(3)	N/A	$0

(1)	Inception date of the Fund was May 1, 2013
(2)	Inception date of the Fund was May 22, 2013
(3)	Inception date of the Fund was February 11, 2014

Regular Broker Dealers. Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of their most recent fiscal year and state the value of such holdings. The following table lists the Fund that acquired securities of its regular brokers or dealers or of their parents during the fiscal period ended October 31, 2014, the name of each such broker or dealer, and the value of the Fund’s aggregate holdings of the securities of each issuer as of October 31, 2014.

Fund	Broker or Dealer	Value as of October 31, 2014
U.S. Large Cap VRP Fund	Bank of America Corp Morgan Stanley	$171,600 $213,195

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Trust’s Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized the series listed on Schedule A to the Declaration of Trust. Additional series may be added in the future. The Trustees also have authorized the issuance of two classes of shares for each Fund, designated as Class I and Class M. Additional classes of shares may be authorized in the future.

The shares of each class of each Fund represent an equal proportionate interest in the net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Table Of Contents - SAI

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, shareholders of each Class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust, however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Each Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Funds do not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Table Of Contents - SAI

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders for the fiscal period ended on October 31, 2014, as filed with the SEC on January 8, 2015 (File No. 811-22761) (the “Annual Report”), are incorporated into this SAI by reference. The financial statements included in the Annual Report have been audited by Ernst & Young, LLP, whose report thereon is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. Copies of the Annual Report may be obtained at no charge by calling the Funds at (855) 609-3680.

Table Of Contents - SAI

APPENDIX A

SECURITIES RATINGS

The rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources, which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s and Standard & Poor’s.

Moody’s Ratings*

Aaa— Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa—Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba—Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B—Obligations rated B are considered speculative and are subject to high credit risk.

Caa—Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

*Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings*

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Table Of Contents - SAI
A-1

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C—Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C—An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D—An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR—This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Table Of Contents - SAI
A-2

APPENDIX B

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

I.	Governing Standards

Stone Ridge Asset Management LLC (the “Adviser”) has adopted written proxy voting policies and guidelines (“the Proxy Policy”) as required under Rule 206(4)-6 (the “Rule”) of the Investment Advisers Act of 1940 (“Advisers Act”). In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, waivers and consents under applicable indentures. The Proxy Policy, which has been designed to ensure that Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures to mitigate conflicts of interests between clients and Adviser and its advisory affiliates1 when voting proxies.

II.	Policy

The Proxy Policy applies to those client accounts that contain voting securities and for which Adviser has been delegated the authority to vote client proxies. When voting proxies for client accounts, Adviser’s primary objective is to make voting decisions solely in the best interest on behalf of all clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or “Proxy Voting Service”) to assist it in researching, recordkeeping and voting of proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines, ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines have been approved by Adviser, and though Adviser intends to vote consistent with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, Adviser may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed income securities or other debt instruments, the Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.

Adviser may determine not to vote a proxy for a debt or equity security if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual’s account portfolio or in the aggregate with all clients; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In addition, neither Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that Adviser is aware of a material vote on behalf of the mutual fund and Adviser has the ability to call back loans and is aware of the securities on loan by the custodian, Adviser may call back the loan and vote the proxy if time permits.

Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent Proxy Voting Service, subject to specific provisions in a client’s account documentation related to exception voting. In fulfilling its obligations to clients, Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.

1 A firm’s advisory affiliates are defined in this Policy to include:  1) all officers, partners, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the adviser; and 3) all current employees.

Table Of Contents - SAI
B-1

III.	Conflicts of Interest Procedures

For voting of securities, Adviser believes that application of the guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest since the guidelines are predetermined. However, the potential for conflicts of interest exists to the extent the portfolio managers have discretion to vote differently than the guidelines. As a general practice, Adviser will vote in accordance with the voting recommendation provided by the Proxy Voting Service. In the event that Adviser wishes to vote against the independent voting recommendation, Adviser requires Chief Compliance Officer (“CCO”) approval prior to a vote being cast.

For voting of fixed income securities, Adviser believes the potential for material conflicts of interest to arise between the interests of the client and the interests of Adviser is limited. However, there may be a potential for a conflict of interest which Adviser or its related persons or entities may be a named party to, or participating in a bankruptcy work-out or other similar committee with respect to the issuer. In such instances the portfolio manager must notify the CCO prior to casting any decision on behalf of clients.

Upon the identification or notice received by the CCO that there is a conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material conflict of interest, the CCO has final decision-making authority regarding Adviser’s course of action for the proxy. The CCO’s determination will be based on maximizing value for Adviser’s Clients.

IV.	Voting Guidelines

For accounts that invest in voting securities, Adviser has approved the ISS’ U.S. Proxy Voting Summary Guidelines. These guidelines are intended to provide a general overview of ISS’ United States Policy Guidelines by highlighting the key policies that ISS applies to companies listed in the United States. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors.

For a list of the voting guidelines please visit:

http://www.issgovernance.com/policy/2013/policy_information

V.	Amendment

Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Adviser management.

Adviser will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. All reports and any other information filed with Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order. All records of Adviser’s proxy voting policies and voting activity are retained in accordance with Rule 204 2(C)(2) of the Advisers Act.

VI.	Information Available to Clients

If you require additional information on this policy or on how proxies were voted, please contact the CCO.

Table Of Contents - SAI
B-2

PART C.  OTHER INFORMATION

Item 28.                      Exhibits

(a)	(1)
Certificate of Trust of the Registrant, dated as of September 28, 2012, incorporated by reference to exhibits filed with the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on October 18, 2012.

	(2)
Certificate of Amendment to the Certificate of Trust, dated as of November 14, 2012, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(3)
Second Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of October 17, 2014, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2015.

(b)
Bylaws of the Registrant, incorporated by reference to exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(c)		Not applicable.
(d)	(1)
Form of Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 1, 2013.

	(2)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Variance Risk Premium Master Fund (formerly known as Stone Ridge U.S. Master Variance Risk Premium Fund), incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(4)
Form of Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(5)
Form of Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund (formerly known as Stone Ridge International Master Variance Risk Premium Fund), incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(6)
Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(e)	(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC (the “Distributor”), incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

	(2)
Second Amendment to the Distribution Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(3)
Third Amendment to the Distribution Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(f)		Not applicable.
(g)	(1)
Form of Custody Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)
First Amendment to the Custody Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

(h)	(1)
Form of Fund Administration Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)
Form of Transfer Agent Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(a)
Addendum to the Transfer Agent Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(3)
Form of Fund Accounting Servicing Agreement, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(4)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of October 17, 2014, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2015.

	(5)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated as of October 17, 2014, filed herewith.

	(6)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of October 17, 2014, filed herewith.

	(7)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund, dated as of October 17, 2014, filed herewith.
	(8)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 28, 2015, filed herewith.
(i)	(1)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, previously filed.
	(2)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Variance Risk Premium Master Fund, previously filed.

	(3)	Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, previously filed.
(4)
Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, previously filed.

	(5)	Opinion and consent of counsel of Ropes & Gray LLP for the Stone Ridge Global Equity Variance Risk Premium Master Fund, previously filed.
(j)		Consent of Independent Registered Public Accounting Firm of Ernst & Young, LLP, filed herewith.
(k)		Not applicable.
(l)
Subscription Agreement for Seed Capital, incorporated by reference to exhibits filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)
First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(2)
Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)
Second Amended and Restated Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(4)
Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(5)
Form of Class I Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(6)
Form of Class M Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(7)
Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

	(8)
Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(n)	(1)
First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(2)
Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

	(3)
Multi-Class Plan Pursuant to Rule 18f-3 of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

	(4)
Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(o)		Reserved.

(p)	(1)
Code of Ethics of Stone Ridge Trust, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(2)
Code of Ethics of Stone Ridge, incorporated by reference to exhibits filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

(3)
Code of Ethics of the Distributor, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

(q)
Power of Attorney of Stone Ridge Trust, incorporated by reference to exhibits filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

Item 29.         Persons Controlled by or under Common Control with Registrant

None.

Item 30.         Indemnification

The Registrant’s Second Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Stone Ridge Reinsurance Risk Premium Fund’s and Stone Ridge High Yield Reinsurance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Large Cap Variance Risk Premium Fund’s and Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge U.S. Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge International Developed Markets Variance Risk Premium Fund’s and Stone Ridge Emerging Markets Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge International Variance Risk Premium Master Fund’s Investment Management Agreement and the Stone Ridge Global Equity Variance Risk Premium Master Fund’s Investment Management Agreement, each incorporated herein by reference, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser.  Stone Ridge serves as investment adviser to Trust on behalf of each series of the Trust, Stone Ridge Trust II and Stone Ridge Trust III.  Stone Ridge’s offices are located at 405 Lexington Avenue, 55th Floor, New York, NY 10174.  Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC.

Item 32.         Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s underwriter, acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act):

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Loeb King Trust
Alpine Income Trust	Lord Asset Management Trust
Alpine Series Trust	MainGate Trust
Angel Oak Funds Trust	Managed Portfolio Series
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Brandes Investment Trust	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	SCS Financial Funds
First American Investment Funds, Inc.	Stone Ridge Trust
First American Strategy Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Thompson IM Funds, Inc.
Glenmede Fund, Inc.	Trust for Professional Managers
Glenmede Portfolios	Trust for Advised Portfolios
Greenspring Fund, Inc.	USA Mutuals
Guinness Atkinson Funds	Wall Street Fund, Inc.
Harding Loevner Funds, Inc.	Westchester Capital Funds
Hennessy Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds

Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)            To the best of the Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 10 W Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
Quasar Distributors, LLC	None	None	None	None

Item 33.        Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the 1940 Act are maintained at the offices, as applicable of: (1) the Registrant, (2) Stone Ridge, (3) the Registrant’s custodian, and (4) the Registrant’s administrator.

1.	Stone Ridge Trust 405 Lexington Avenue, 55th Floor New York, NY 10174

2.	Stone Ridge Asset Management LLC 405 Lexington Avenue, 55th Floor New York, NY 10174

3.	US Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

4.	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 34.         Management Services

Not applicable.

Item 35.         Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 25 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post Effective Amendment No. 25 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge U.S. Large Cap Variance Risk Premium Fund, Stone Ridge U.S. Small Cap Variance Risk Premium Fund, Stone Ridge U.S. Variance Risk Premium Master Fund, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund, Stone Ridge International Variance Risk Premium Master Fund and Stone Ridge Global Equity Variance Risk Premium Master Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 27th day of February, 2015.

STONE RIDGE TRUST

By: /s/ Jane Korach
Jane Korach, Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*	Trustee, President (Principal Executive Officer)	February 27, 2015
Ross Stevens
*	Treasurer (Principal Financial Officer)	February 27, 2015
Patrick Kelly
*	Trustee	February 27, 2015
Daniel Charney
*	Trustee	February 27, 2015
Jeffery Ekberg

* Power of Attorney

By:/s/ Jane Korach
Jane Korach
Attorney in Fact

INDEX TO EXHIBITS

(h)	(5)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge U.S. Large Cap Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated as of October 17, 2014.

(6)
Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of October 17, 2014.

	(7)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge International Variance Risk Premium Master Fund, dated as of October 17, 2014.
	(8)	Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 28, 2015.
(j)		Consent of Independent Registered Public Accounting Firm.